Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 29, 2012	Feb. 25, 2013 Common Stock	Feb. 25, 2013 Class B Common Stock
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	WSO
Entity Registrant Name	WATSCO INC
Entity Central Index Key	0000105016
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding			29,954,181	4,610,821
Entity Public Float		$ 1,873,000,000

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues	$ 3,431,712	[1]	$ 2,977,759	[1]	$ 2,844,595
Cost of sales	2,617,317		2,249,465		2,171,354
Gross profit	814,395		728,294		673,241
Selling, general and administrative expenses	589,487		529,244		507,669
Operating income	224,908		199,050		165,572
Interest expense, net	4,665		4,458		3,490
Income before income taxes	220,243		194,592		162,082
Income taxes	62,642		56,850		50,360
Net income	157,601		137,742		111,722
Less: net income attributable to noncontrolling interest	54,267		47,292		30,962
Net income attributable to Watsco, Inc.	$ 103,334		$ 90,450		$ 80,760
Earnings per share for Common and Class B common stock:
Basic	$ 2.7	[2],[3]	$ 2.75	[2]	$ 2.49
Diluted	$ 2.7	[2],[3]	$ 2.74	[2]	$ 2.49

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.
[3]	On October 31, 2012, we paid a special dividend of $5.00 per share of Common and Class B common stock that resulted in a $0.37 per share and $0.33 per share reduction in diluted earnings per share for the quarter and year ended December 31, 2012, respectively.

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 157,601	$ 137,742	$ 111,722
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	(1,785)
Unrealized gain on derivative instrument arising during the period		238	194
Unrealized gain on available-for-sale securities arising during the period	35	3	34
Other comprehensive (loss) income	(1,750)	241	228
Comprehensive income	155,851	137,983	111,950
Less: comprehensive income attributable to noncontrolling interest	54,267	47,292	30,962
Comprehensive income attributable to Watsco, Inc.	$ 101,584	$ 90,691	$ 80,988

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 73,770	$ 15,673
Accounts receivable, net	377,655	327,664
Inventories	546,083	465,349
Other current assets	17,943	19,491
Total current assets	1,015,451	828,177
Property and equipment, net	42,842	39,455
Goodwill	397,262	319,440
Intangible assets, net	219,501	75,366
Other assets	6,999	5,710
Assets, Total	1,682,055	1,268,148
Current liabilities:
Current portion of long-term obligations	4	19
Borrowings under revolving credit agreement		20,000
Accounts payable	184,957	127,359
Accrued expenses and other current liabilities	97,397	75,661
Total current liabilities	282,358	223,039
Long-term obligations:
Borrowings under revolving credit agreement	316,182
Other long-term obligations, net of current portion	14
Total long-term obligations	316,196
Deferred income taxes and other liabilities	61,461	43,399
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued
Paid-in capital	592,820	493,519
Accumulated other comprehensive loss, net of tax	(2,102)	(352)
Retained earnings	251,475	404,360
Treasury stock, at cost, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock in 2012 and 2011	(114,425)	(114,425)
Total Watsco, Inc. shareholders' equity	748,214	802,790
Noncontrolling interest	273,826	198,920
Total shareholders' equity	1,022,040	1,001,710
Total liabilities and shareholders' equity	1,682,055	1,268,148
Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	18,131	17,338
Class B Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	$ 2,315	$ 2,350

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.5	$ 0.5
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common Stock
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	36,262,023	34,676,359
Treasury stock, shares	6,322,650	6,322,650
Class B Common Stock
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,630,200	4,699,895
Treasury stock, shares	48,263	48,263

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock, Class B Common Stock and Preferred Stock	Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock	Noncontrolling Interest
Beginning balance at Dec. 31, 2009	$ 894,808	$ 19,255	$ 461,563	$ (821)	$ 372,454	$ (114,425)	$ 156,782
Beginning balance (in shares) at Dec. 31, 2009		32,138,644
Net income	111,722				80,760		30,962
Other comprehensive Income (loss)	228			228
Retirement of common stock (in shares)		(75,721)
Retirement of common stock	(4,367)	(38)	(4,329)
Common stock contribution to 401(k) plan (in shares)	9,975	9,975
Common stock contribution to 401(k) plan	489	5	484
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		268,827
Stock issuances from exercise of stock options and employee stock purchase plan	7,316	134	7,182
Excess tax benefit from share-based compensation	2,862		2,862
Issuances of non-vested (restricted) shares of common stock (in shares)		135,000
Issuances of non-vested (restricted) shares of common stock		67	(67)
Forfeitures of non-vested (restricted) shares of common stock (in shares)		(27,300)
Forfeitures of non-vested (restricted) shares of common stock		(13)	13
Share-based compensation	5,175		5,175
Cash dividends declared on Common and Class B common stock	(66,028)				(66,028)
Distributions to noncontrolling interest	(23,309)						(23,309)
Ending balance at Dec. 31, 2010	928,896	19,410	472,883	(593)	387,186	(114,425)	164,435
Ending balance (in shares) at Dec. 31, 2010		32,449,425
Net income	137,742				90,450		47,292
Other comprehensive Income (loss)	241			241
Retirement of common stock (in shares)		(10,143)
Retirement of common stock	(617)	(5)	(612)
Common stock contribution to 401(k) plan (in shares)	27,240	27,240
Common stock contribution to 401(k) plan	1,718	14	1,704
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		139,717
Stock issuances from exercise of stock options and employee stock purchase plan	5,553	69	5,484
Excess tax benefit from share-based compensation	859		859
Issuances of non-vested (restricted) shares of common stock (in shares)		429,602
Issuances of non-vested (restricted) shares of common stock		215	(215)
Forfeitures of non-vested (restricted) shares of common stock (in shares)		(30,500)
Forfeitures of non-vested (restricted) shares of common stock		(15)	15
Share-based compensation	6,340		6,340
Cash dividends declared on Common and Class B common stock	(73,276)				(73,276)
Return of capital contribution to noncontrolling interest	(32,000)						(32,000)
Fair value increment over carrying value of locations contributed to joint venture	7,061		7,061
Fair value of noncontrolling interest	7,708						7,708
Share of carrying value of our locations contributed to joint venture	34,919						34,919
Distributions to noncontrolling interest	(23,434)						(23,434)
Ending balance at Dec. 31, 2011	1,001,710	19,688	493,519	(352)	404,360	(114,425)	198,920
Ending balance (in shares) at Dec. 31, 2011		33,005,341
Net income	157,601				103,334		54,267
Other comprehensive Income (loss)	(1,750)			(1,750)			(1,406)
Retirement of common stock (in shares)		(29,987)
Retirement of common stock	(2,229)	(15)	(2,214)
Common stock contribution to 401(k) plan (in shares)	26,991	26,991
Common stock contribution to 401(k) plan	1,772	13	1,759
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		157,664
Stock issuances from exercise of stock options and employee stock purchase plan	7,163	79	7,084
Excess tax benefit from share-based compensation	1,079		1,079
Issuances of non-vested (restricted) shares of common stock (in shares)		111,301
Issuances of non-vested (restricted) shares of common stock		56	(56)
Share-based compensation	7,716		7,716
Cash dividends declared on Common and Class B common stock	(256,219)				(256,219)
Common stock issued for Carrier Enterprise III (in shares)		1,250,000
Common stock issued for Carrier Enterprise III	93,250	625	92,625
Fair value of noncontrolling interest in Carrier Enterprise III	104,244						104,244
Decrease in noncontrolling interest in Carrier Enterprise I	(51,881)		(8,692)				(43,189)
Distributions to noncontrolling interest	(39,010)						(39,010)
Ending balance at Dec. 31, 2012	$ 1,022,040	$ 20,446	$ 592,820	$ (2,102)	$ 251,475	$ (114,425)	$ 273,826
Ending balance (in shares) at Dec. 31, 2012		34,521,310

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared, common stock	$ 7.48	$ 2.23	$ 2.04

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 157,601	$ 137,742	$ 111,722
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	15,911	11,725	10,771
Share-based compensation	7,939	6,663	5,175
Deferred income tax provision	6,724	8,310	12,725
Provision for doubtful accounts	1,826	2,374	3,016
Non-cash contribution for 401(k) plan	1,772	1,718	489
Loss (gain) on sale of property and equipment	103	171	(432)
Excess tax benefits from share-based compensation	(1,079)	(859)	(2,862)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(5,752)	11,987	(41,250)
Inventories	(26,652)	(22,489)	21,447
Accounts payable and other liabilities	11,873	(98,611)	28,088
Other, net	3,077	2,721	3,910
Net cash provided by operating activities	173,343	61,452	152,799
Cash flows from investing activities:
Business acquisition, net of cash acquired	(80,479)	(43,455)	(3,824)
Capital expenditures	(12,317)	(13,925)	(8,421)
Proceeds from sale of property and equipment	504	737	2,111
Net cash used in investing activities	(92,292)	(56,643)	(10,134)
Cash flows from financing activities:
Dividends on Common and Class B common stock	(256,219)	(73,276)	(66,028)
Purchase of additional ownership from noncontrolling interest	(51,881)
Distributions to noncontrolling interest	(16,003)	(26,469)	(13,644)
Payment of fees related to revolving credit agreements	(2,116)	(38)
Repayments of other long-term obligations	(1)	(69)	(729)
Return of capital contribution to noncontrolling interest		(32,000)
Excess tax benefits from share-based compensation	1,079	859	2,862
Net proceeds from issuances of common stock	5,312	5,359	6,042
Net cash used in financing activities	(23,081)	(115,634)	(74,260)
Effect of foreign exchange rate changes on cash and cash equivalents	127
Net increase (decrease) in cash and cash equivalents	58,097	(110,825)	68,405
Cash and cash equivalents at beginning of year	15,673	126,498	58,093
Cash and cash equivalents at end of year	73,770	15,673	126,498
Previous Revolving Credit Facility
Cash flows from financing activities:
Net (repayments) proceeds under revolving credit agreements	(20,000)	10,000	(2,763)
Current Revolving Credit Facility
Cash flows from financing activities:
Net (repayments) proceeds under revolving credit agreements	$ 316,748

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Watsco, Inc. and its subsidiaries (collectively, “Watsco,” which may be referred to as we, us or our) was incorporated in 1956 and is the largest distributor of air conditioning, heating and refrigeration equipment and related parts and supplies (“HVAC/R”) in the HVAC/R distribution industry. At December 31, 2012 we operated from 573 locations in 38 U.S. states, Canada, Mexico and Puerto Rico with additional market coverage on an export basis to Latin America and the Caribbean.

Basis of Consolidation

The consolidated financial statements contained in this report include the accounts of Watsco and all of its wholly owned subsidiaries and include the accounts of three joint ventures with Carrier Corporation (“Carrier”), in each of which Watsco maintains a controlling interest. See Note 9. All significant intercompany balances and transactions have been eliminated.

Foreign Currency Translation and Transactions

Our operations in Mexico consider their functional currency to be the U.S. dollar because the majority of their transactions are denominated in U.S. dollars. Gains or losses resulting from transactions denominated in Mexican pesos are recognized in earnings within selling, general and administrative expenses in our consolidated statements of income.

The functional currency of our operations in Canada is the Canadian dollar. Foreign currency denominated assets and liabilities are translated into U.S. dollars at the exchange rates in effect at the balance sheet date, and income and expense items are translated at the average exchange rates in effect during the applicable period. The aggregate effect of foreign currency translation is recorded in accumulated other comprehensive loss in our consolidated balance sheet. Our net investment in our Canadian operations is recorded at the historical rate and the resulting foreign currency translation adjustments are included in accumulated other comprehensive loss in our consolidated balance sheet. Gains or losses resulting from transactions denominated in U.S. dollars are recognized in earnings within selling, general and administrative expenses in our consolidated statement of income.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Significant estimates include valuation reserves for accounts receivable, inventories and income taxes, reserves related to self-insurance programs and the valuation of goodwill and indefinite lived intangible assets. While we believe that these estimates are reasonable, actual results could differ from such estimates.

Cash Equivalents

All highly liquid instruments purchased with original maturities of three months or less are considered to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of trade receivables due from customers. Our customers are primarily independent contractors and dealers who service the replacement and new construction markets for residential and light commercial central air conditioning, heating and refrigeration systems. We routinely grant credit to customers to facilitate revenue growth and maintain branch locations for product sales and distribution. When determining whether to grant or increase credit, management considers a number of factors, which include creditworthiness, customer payment history and historical experience with the customer and other information. Consistent with industry practices, we normally require payment from our customers within 30 to 45 days. We record our trade receivables at the invoiced amount less an allowance for doubtful accounts. An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of customers to make required payments. When preparing these estimates, we consider a number of factors, including the aging of a customer’s account, past transactions with customers, creditworthiness of specific customers, historical trends and other information. We typically do not require our customers to provide collateral. Accounts receivable reserve policies are reviewed periodically, reflecting current risks, trends and changes in industry conditions. The past due status of an account is determined based on stated payment terms. Upon determination that an account is uncollectible, we write off the receivable balance. At December 31, 2012 and 2011, the allowance for doubtful accounts totaled $10,473 and $12,946, respectively. Although we believe the allowance is sufficient, a declining economic environment could lead to the deterioration in the financial condition of our customers, resulting in an impairment of their ability to make payments and additional allowances may be required.

Inventories

Inventories consist of air conditioning, heating and refrigeration equipment and related parts and supplies and are valued at the lower of cost or market using a weighted-average cost basis and the first-in, first-out method. As part of the valuation process, inventories are adjusted to reflect excess, slow-moving and damaged inventories at their estimated net realizable value. Inventory policies are reviewed periodically, reflecting current risks, trends and changes in industry conditions. A reserve for estimated inventory shrinkage is also maintained to consider inventory shortages determined from cycle counts and physical inventories.

Vendor Rebates

We have arrangements with several vendors that provide rebates payable to us when we achieve any of a number of measures, generally related to the volume level of purchases. We account for such rebates as a reduction of inventory until we sell the product, at which time such rebates are reflected as a reduction of cost of sales in our consolidated statements of income. Throughout the year, we estimate the amount of the rebate based on our estimate of purchases to date relative to the purchase levels that mark our progress toward earning the rebates. We continually revise our estimates of earned vendor rebates based on actual purchase levels. At December 31, 2012 and 2011, we have $8,015 and $6,386, respectively, of rebates recorded as a reduction of inventory. Substantially all vendor rebate receivables are collected within three months immediately following the end of the year.

Marketable Securities

Investments in marketable equity securities are classified as available-for-sale and are included in other assets in our consolidated balance sheets. These equity securities are recorded at fair value using the specific identification method with unrealized holding losses, net of deferred taxes, included in accumulated other comprehensive loss within shareholders’ equity. Dividend and interest income are recognized in the statements of income when earned.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is computed using the straight-line method. Buildings and improvements are depreciated or amortized over estimated useful lives ranging from 3-40 years. Leasehold improvements are amortized over the shorter of the respective lease terms or estimated useful lives. Estimated useful lives for other depreciable assets range from 3-10 years.

Goodwill and Other Intangible Assets

Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of the net identified tangible and intangible assets acquired. We evaluate goodwill for impairment annually or more frequently when an event occurs or circumstances change that indicate that the carrying value may not be recoverable. We test goodwill for impairment by first comparing the fair value of our reporting unit to its carrying value. If the fair value is determined to be less than the carrying value, a second step is performed to measure the amount of impairment loss.

Other intangible assets primarily consist of the value of trade names and trademarks, distributor agreements, customer relationships and non-compete agreements. Indefinite lived intangibles not subject to amortization are assessed for impairment at least annually, or more frequently if events or changes in circumstances indicate they may be impaired, by comparing the fair value of the intangible asset to its carrying amount to determine if a write-down to fair value is required. Finite lived intangible assets are amortized using the straight-line method over their respective estimated useful lives.

We perform our annual impairment tests each year and have determined there to be no impairment for any of the periods presented. There were no events or circumstances identified from the date of our assessment that would require an update to our annual impairment tests.

Long-Lived Assets

Long-lived assets, other than goodwill, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability is evaluated by determining whether the amortization of the balance over its remaining life can be recovered through undiscounted future operating cash flows. We measure the impairment loss based on projected discounted cash flows using a discount rate reflecting the average cost of funds and compared to the asset’s carrying value. As of December 31, 2012, there were no such events or circumstances.

Fair Value Measurements

We carry various assets and liabilities at fair value in the consolidated balance sheets. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. Fair value measurements are classified based on the following fair value hierarchy:

Level 1	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active; or model-driven valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs for the asset or liability. These inputs reflect our own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Revenue Recognition

Revenue primarily consists of sales of air conditioning, heating and refrigeration equipment and related parts and supplies and is recorded when shipment of products or delivery of services has occurred. Assessment of collection is based on a number of factors, including past transactions, creditworthiness of customers, historical trends and other information. Substantially all customer returns relate to products that are returned under warranty obligations underwritten by manufacturers, effectively mitigating our risk of loss for customer returns. Taxes collected from our customers and remitted to governmental authorities are presented in our consolidated statements of income on a net basis.

Advertising Costs

Advertising costs are expensed as incurred. Advertising expense amounted to $23,730, $25,052 and $26,646 for the years ended December 31, 2012, 2011 and 2010, respectively.

Shipping and Handling

Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through cost of sales as inventories are sold. Shipping and handling costs associated with the delivery of products is included in selling, general and administrative expenses. Shipping and handling costs included in selling, general and administrative expenses amounted to $37,676, $30,234 and $25,443 for the years ended December 31, 2012, 2011 and 2010, respectively.

Share-Based Compensation

The fair value of stock option and non-vested (restricted) stock awards are expensed on a straight-line basis over the vesting period of the awards. Share-based compensation expense is included in selling, general and administrative expenses in our consolidated statements of income. Cash flows from the tax benefits resulting from tax deductions in excess of the compensation expense recognized for those options are classified as financing cash flows. Tax benefits resulting from tax deductions in excess of share-based compensation expense recognized are credited to paid-in capital in the consolidated balance sheets.

Income Taxes

We record U.S. federal, state and foreign income taxes currently payable, as well as deferred taxes due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities reflect the temporary differences between the financial statement and income tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. We and our eligible subsidiaries file a consolidated U.S. federal income tax return. As income tax returns are generally not filed until well after the closing process for the December 31 financial statements is complete, the amounts recorded at December 31 reflect estimates of what the final amounts will be when the actual income tax returns are filed for that calendar year. In addition, estimates are often required with respect to, among other things, the appropriate state income tax rates to use in the various states that we and our subsidiaries are required to file, the potential utilization of operating loss carryforwards and valuation allowances required, if any, for tax assets that may not be realizable in the future.

We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Earnings per Share

We compute earnings per share using the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Shares of our non-vested (restricted) stock are considered participating securities because these awards contain a non-forfeitable right to dividends irrespective of whether the awards ultimately vest. Under the two-class method, earnings per common share for our Common and Class B common stock is computed by dividing the sum of distributed earnings to common shareholders and undistributed earnings allocated to common shareholders by the weighted-average number of shares of Common and Class B common stock outstanding for the period. In applying the two-class method, undistributed earnings are allocated to Common stock, Class B common stock and participating securities based on the weighted-average shares outstanding during the period.

Derivative Instruments

All derivatives, whether designated in hedging relationships or not, are required to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded in other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings. See Note 12, under the caption “Derivative Financial Instruments.”

New Accounting Pronouncements

Presentation of Comprehensive Income

On January 1, 2012 we adopted guidance issued by the Financial Accounting Standards Board (“FASB”) that required companies to present net income and other comprehensive income in one continuous statement or in two separate but consecutive statements. We elected to present separate consolidated statements of comprehensive income, which immediately follow the consolidated statements of income, to our consolidated financial statements.

Goodwill Impairment Testing

On January 1, 2012, we adopted guidance amended by the FASB that allowed companies to assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. The adoption of this guidance did not have an impact on our consolidated financial statements.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE

2. EARNINGS PER SHARE

The following table presents the calculation of basic and diluted earnings per common share for our Common and Class B common stock:

Years Ended December 31,	2012	2011	2010
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$103,334	$90,450	$80,760
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	17,656	6,045	4,775

Earnings allocated to Watsco, Inc. shareholders	$85,678	$84,405	$75,985

Weighted-average Common and Class B common shares outstanding for basic earnings per share	31,680,187	30,678,206	30,467,212

Basic earnings per share for Common and Class B common stock	$2.70	$2.75	$2.49

Allocation of earnings for Basic:
Common stock	$78,359	$76,574	$68,856
Class B common stock	7,319	7,831	7,129

	$85,678	$84,405	$75,985

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$103,334	$90,450	$80,760
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	17,656	6,042	4,772

Earnings allocated to Watsco, Inc. shareholders	$85,678	$84,408	$75,988

Weighted-average Common and Class B common shares outstanding for basic earnings per share	31,680,187	30,678,206	30,467,212
Effect of dilutive stock options	64,212	75,085	111,396

Weighted-average Common and Class B common shares outstanding for diluted earnings per share	31,744,399	30,753,291	30,578,608

Diluted earnings per share for Common and Class B common stock	$2.70	$2.74	$2.49

Diluted earnings per share for our Common stock assumes the conversion of all of our Class B common stock into Common stock as of the beginning of the fiscal year and adjusts for the dilutive effects of outstanding stock options using the treasury stock method; therefore, no allocation of earnings to Class B common stock is required. As of December 31, 2012, 2011 and 2010, our outstanding Class B common stock was convertible into 2,706,338, 2,846,334 and 2,858,592 shares of our Common stock, respectively.

Diluted earnings per share excluded 17,492, 33,511 and 129,641 shares for the years ended December 31, 2012, 2011 and 2010, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.

OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2012
OTHER COMPREHENSIVE (LOSS) INCOME

3. OTHER COMPREHENSIVE (LOSS) INCOME

Other comprehensive (loss) income consists of the currency translation adjustment associated with the use of local currency by our Canadian operations as its functional currency, changes in the unrealized gain on available-for-sale securities and the effective portion of a cash flow hedge that matured in October 2011. The tax effects allocated to each component of other comprehensive (loss) income are as follows:

Years Ended December 31,	2012	2011	2010
Foreign currency translation adjustment	$(1,785)	$—	$—

Unrealized gain on derivative instrument	—	384	311
Income tax expense	—	(146)	(117)

Unrealized gain on derivative instrument, net of tax	—	238	194

Unrealized gain on available-for-sale securities	63	6	53
Income tax expense	(28)	(3)	(19)

Unrealized gain on available-for-sale securities, net of tax	35	3	34

Other comprehensive (loss) income	$(1,750)	$241	$228

The changes in accumulated other comprehensive loss, net of tax, are as follows:

Years Ended December 31,	2012	2011	2010
Foreign currency translation adjustment:
Beginning balance	$—	$—	$—
Current period other comprehensive loss	(1,785)	—	—

Ending balance	(1,785)	—	—

Derivative instrument:
Beginning balance	—	(238)	(432)
Current period other comprehensive income	—	238	194

Ending balance	—	—	(238)

Available-for-sale securities:
Beginning balance	(352)	(355)	(389)
Current period other comprehensive income	35	3	34

Ending balance	(317)	(352)	(355)

Accumulated other comprehensive loss, net of tax	$(2,102)	$(352)	$(593)

SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2012
SUPPLIER CONCENTRATION

4. SUPPLIER CONCENTRATION

We have four key suppliers of HVAC/R equipment products. Purchases from these four suppliers comprised 72%, 71% and 72% of all purchases made in 2012, 2011 and 2010, respectively. Our largest supplier, Carrier and its affiliates, accounted for 57%, 54% and 52% of all purchases made in each of the years ended December 31, 2012, 2011 and 2010, respectively. See Note 15. Any significant interruption by Carrier or the other key suppliers in the delivery of products could impair our ability to maintain current inventory levels or a termination of a distribution agreement could disrupt the operations of certain subsidiaries and could materially impact our consolidated results of operations and consolidated financial position.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment, net, consists of:

December 31,	2012	2011
Land	$1,131	$1,388
Buildings and improvements	48,457	42,408
Machinery, vehicles and equipment	57,130	52,636
Furniture and fixtures	18,251	15,049

	124,969	111,481
Less: accumulated depreciation and amortization	(82,127)	(72,026)

	$42,842	$39,455

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses amounted to $10,986, $9,364 and $8,832 for the years ended December 31, 2012, 2011 and 2010, respectively.

DEBT	12 Months Ended
Dec. 31, 2012
DEBT

6. DEBT

On April 27, 2012, we entered into an unsecured, five-year $500,000 syndicated revolving credit agreement, which replaced in its entirety both our maturing five-year $300,000 revolving credit agreement and Carrier Enterprise I’s three-year $125,000 secured revolving credit agreement. Proceeds from the new facility were used to repay an aggregate of approximately $72,000 outstanding under the prior facilities and $82,000 for the acquisition of Carrier Enterprise III. Additional proceeds may be used for, among other things, funding seasonal working capital needs and other general corporate purposes, including acquisitions, dividends, stock repurchases and issuances of letters of credit. Included in the facility are a $65,000 swingline subfacility, a $50,000 letter of credit subfacility and a $75,000 multicurrency borrowing sublimit. Borrowings bear interest at either LIBOR-based rates plus a spread which ranges from 100 to 275 basis-points (LIBOR plus 112.5 basis-points at December 31, 2012), depending upon our ratio of total debt to EBITDA, or on rates based on the higher of the Prime rate or the Federal Funds Rate, in each case plus a spread which ranges from 0 to 175 basis-points (12.5 basis-points at December 31, 2012), depending upon our ratio of total debt to EBITDA. We pay a variable commitment fee on the unused portion of the commitment, ranging from 12.5 to 40 basis-points (15.0 basis-points at December 31, 2012). We paid fees of $2,116 in connection with entering into the revolving credit agreement, which are being amortized ratably through the maturity of the facility in April 2017. At December 31, 2012, $316,182 was outstanding under the revolving credit agreement. The revolving credit agreement contains customary affirmative and negative covenants, including financial covenants with respect to consolidated leverage and interest coverage ratios, and other customary restrictions. We believe we were in compliance with all covenants at December 31, 2012.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

7. INCOME TAXES

The components of income tax expense from our wholly-owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2012	2011	2010
U.S. Federal	$50,919	$50,197	$44,845
State	6,245	6,338	5,515
Foreign	5,478	315	—

	$62,642	$56,850	$50,360

Current	$55,918	$48,540	$37,635
Deferred	6,724	8,310	12,725

	$62,642	$56,850	$50,360

We calculate our income tax expense and our effective tax rate for 100% of income attributable to our wholly-owned operations and investments and for our controlling interest of income attributable to our joint ventures with Carrier, which are taxed as partnerships for income tax purposes.

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2012	2011	2010
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	2.5	3.1	3.0
Tax effects on foreign income	(0.8)	(0.1)	—

Effective income tax rate attributable to Watsco, Inc.	36.7	38.0	38.0
Taxes attributable to noncontrolling interest	(8.3)	(8.8)	(6.9)

Effective income tax rate	28.4%	29.2%	31.1%

The following is a summary of the significant components of our current and long-term deferred tax assets and liabilities:

December 31,	2012	2011

Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$2,386	$2,966
Allowance for doubtful accounts	1,084	1,634
Other current deferred tax assets	1,215	979
Self-insurance reserves	1,039	769

Total current deferred tax assets (1)	5,724	6,348

Long-term deferred tax assets:
Share-based compensation	13,911	11,688
Other long-term deferred tax assets	797	1,021
Net operating loss carryforwards	609	648

	15,317	13,357
Valuation allowance	(391)	(423)

Total long-term deferred tax assets (2)	14,926	12,934

Long-term deferred tax liabilities:
Deductible goodwill	(66,636)	(46,057)
Depreciation	(3,100)	(2,500)
Other long-term deferred tax liabilities	(1,358)	(1,141)

Total long-term deferred tax liabilities (2)	(71,094)	(49,698)

Net deferred tax liabilities	$(50,444)	$(30,416)

(1)	Current deferred tax assets have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

U.S. income taxes have not been provided on the undistributed earnings of international subsidiaries, as those earnings are considered to be permanently reinvested in the operations of those subsidiaries.

Management has determined that $391 and $423 of valuation allowance was necessary at December 31, 2012 and 2011, respectively, to reduce the deferred tax assets to the amount that will more likely than not be realized. At December 31, 2012, there were state and other net operating loss carryforwards of $8,288, which expire in varying amounts from 2013 through 2026. These amounts are available to offset future taxable income. There were no federal net operating loss carryforwards at December 31, 2012.

We are subject to U.S. federal income tax, income tax of multiple state jurisdictions and foreign income tax. We are subject to tax audits in the various jurisdictions until the respective statutes of limitations expire. We are no longer subject to U.S. federal tax examinations for tax years prior to 2009. For the majority of states, we are no longer subject to tax examinations for tax years prior to 2008.

As of December 31, 2012 and 2011, the total amount of gross unrecognized tax benefits (excluding the federal benefit received from state positions) was $2,474 and $2,424, respectively. Of these totals, $1,609 and $1,773, respectively, (net of the federal benefit received from state positions) represent the amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate. Our continuing practice is to recognize penalties within selling, general and administrative expenses and interest related to income tax matters in income tax expense in the consolidated statements of income. As of December 31, 2012 and 2011, the cumulative amount of estimated accrued interest and penalties resulting from such unrecognized tax benefits was $583 and $495, respectively, and is included in deferred income taxes and other liabilities in the accompanying consolidated balance sheets.

The change in gross unrecognized tax benefits during 2012 and 2011 is as follows:

Gross balance at January 1, 2011	$1,889
Additions based on tax positions related to the current year	542
Reductions due to lapse of applicable statute of limitations	(7)

Gross balance at December 31, 2011	2,424
Additions based on tax positions related to the current year	416
Reductions due to lapse of applicable statute of limitations	(366)

Gross balance at December 31, 2012	$2,474

SHARE-BASED COMPENSATION AND BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION AND BENEFIT PLANS

8. SHARE-BASED COMPENSATION AND BENEFIT PLANS

Share-Based Compensation Plan

We have one share-based compensation plan for employees. The 2001 Incentive Compensation Plan (the “2001 Plan”) provides for the award of a broad variety of share-based compensation alternatives such as non-qualified stock options, incentive stock options, non-vested (restricted) stock, performance awards, dividend equivalents, deferred stock and stock appreciation rights at no less than 100% of the market price on the date the award is granted. To date, awards under the 2001 Plan consist of non-qualified stock options and non-vested (restricted) stock. Under the 2001 Plan, awards for an aggregate of 4,000,000 shares of Common and Class B common stock may be granted. A total of 1,955,912 shares of Common stock, net of cancellations and 1,647,599 shares of Class B common stock, net of cancellations have been awarded under the 2001 Plan as of December 31, 2012. There were 396,489 shares of common stock reserved for future grants as of December 31, 2012 under the 2001 Plan. There were 324,150 options of common stock outstanding under the 2001 Plan at December 31, 2012. Options under the 2001 Plan vest over two to five years of service and have contractual terms of five to ten years.

Awards of non-vested (restricted) stock, which are granted at no cost to the employee, vest upon attainment of a certain age, generally the employee’s respective retirement age. Vesting may be accelerated in certain circumstances prior to the original vesting date.

A summary of stock option activity under the 2001 Plan as of December 31, 2012, and changes during 2012, is as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2012	385,150	$47.82
Granted	80,500	71.52
Exercised	(135,500)	41.63
Forfeited	(5,000)	55.04
Expired	(1,000)	37.28

Options outstanding at December 31, 2012	324,150	$56.21	2.94	$6,060

Options exercisable at December 31, 2012	57,567	$28.62	1.35	$2,664

The weighted-average grant date fair value of stock options granted during 2012, 2011 and 2010 was $12.90, $12.31 and $11.45, respectively. The total intrinsic value of stock options exercised during 2012, 2011 and 2010 was $5,641, $4,724 and $6,559, respectively. The fair value of stock options that vested during 2012, 2011 and 2010 was $315, $475 and $597, respectively.

A summary of non-vested (restricted) stock activity as of December 31, 2012, and changes during 2012, is shown below:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested (restricted) stock outstanding at January 1, 2012	2,261,948	$37.23
Granted	111,301	69.66
Vested	—	—
Forfeited	—	—

Non-vested (restricted) stock outstanding at December 31, 2012	2,373,249	$38.75

The weighted-average grant date fair value of non-vested (restricted) stock granted during 2012, 2011 and 2010 was $69.66, $63.87 and $49.43, respectively. The fair value of non-vested stock that vested during 2012, 2011 and 2010 was $0, $672 and $3,609, respectively.

During 2011 and 2010, 2,527 shares of Common stock with an aggregate fair market value of $180 and 19,678 shares of Common stock with an aggregate fair market value of $1,155, respectively, were delivered as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of non-vested (restricted) stock. These shares were retired upon delivery. At December 31, 2012, we were obligated to issue 80,543 shares of non-vested (restricted) Class B common stock under an executive compensation agreement. We issued these non-vested (restricted) shares of Class B common stock in the first quarter of 2013.

Share-Based Compensation Fair Value Assumptions

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing valuation model based on the weighted-average assumptions noted in the table below. The fair value of each stock option award, which is subject to graded vesting, is expensed, net of estimated forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the stock option. We use historical data to estimate stock option forfeitures within the valuation model. The expected term of stock option awards granted represents the period of time that stock option awards granted are expected to be outstanding and was calculated using the simplified method for plain vanilla options, which we estimate provides a reasonable estimate of expected life based on our historical data. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon U.S. Treasury bond on the date the stock option award is granted with a maturity equal to the expected term of the stock option award. Expected volatility is based on historical volatility of our stock.

The weighted-average assumptions relating to the valuation of our stock options were as follows:

Years Ended December 31,	2012	2011	2010
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	0.57%	1.12%	1.14%
Expected volatility	31.40%	32.59%	33.35%
Expected dividend yield	3.49%	3.48%	3.65%

Share-Based Compensation Expense

Share-based compensation expense included in selling, general and administrative expenses amounted to $7,939, $6,663 and $5,175 for the years ended December 31, 2012, 2011 and 2010, respectively.

Cash received from Common stock issued as a result of stock options exercised during 2012, 2011 and 2010 was $3,790, $4,530 and $5,285, respectively. During 2012, 2011 and 2010, 29,987 shares of Common stock with an aggregate fair market value of $2,229, 7,616 shares of Common stock with an aggregate fair market value of $437 and 56,043 shares of Common and Class B common stock with an aggregate fair market value of $3,212, respectively, were delivered as payment in lieu of cash for stock option exercises and related tax withholdings. These shares were retired upon delivery. In connection with stock option exercises, the tax benefits realized from share-based compensation plans totaled $1,245, $916 and $3,083, for the years ended December 31, 2012, 2011 and 2010, respectively.

At December 31, 2012, there was $1,317 of unrecognized share-based compensation expense related to stock options granted under the 2001 Plan, which is expected to be recognized over a weighted-average period of 1.6 years. At December 31, 2012, there was $56,132 of unrecognized share-based compensation expense related to non-vested (restricted) stock, which is expected to be recognized over a weighted-average period of 11.3 years. In the event that vesting is accelerated for any circumstance, as defined in the related agreements, the remaining unrecognized share-based compensation expense would be immediately recognized as a charge to earnings. Approximately $37,000 of the unrecognized share-based compensation for shares of non-vested (restricted) stock is related to awards granted to our Chief Executive Officer that vest in approximately 10 years upon his attainment of age 82.

Employee Stock Purchase Plan

The Watsco, Inc. Fourth Amended and Restated 1996 Qualified Employee Stock Purchase Plan (the “ESPP”) provides for up to 1,500,000 shares of Common stock to be available for purchase by our full-time employees with at least 90 days of service. The plan allows participating employees to purchase shares of Common stock with a discount of 5% of the fair market value at specified times. During 2012, 2011 and 2010, employees purchased 6,753, 8,520 and 8,515 shares of Common stock at an average price of $68.76, $59.44 and $51.69 per share, respectively. Cash dividends received by the ESPP were reinvested in Common stock and resulted in the issuance of 15,411, 5,097 and 5,812 additional shares for the years ended December 31, 2012, 2011 and 2010, respectively. We received net proceeds of $1,522, $829 and $757, respectively, during 2012, 2011 and 2010, for shares of our Common stock issued under the ESPP. At December 31, 2012, 532,895 shares remained available for purchase under the plan.

401(k) Plan

We have a profit sharing retirement plan for our employees that is qualified under Section 401(k) of the Internal Revenue Code. Annual matching contributions are made based on a percentage of eligible employee compensation deferrals. The contribution has historically been made with the issuance of Common stock to the plan on behalf of our employees. For the years ended December 31, 2012, 2011 and 2010, we issued 26,991, 27,240 and 9,975 shares of Common stock to the plan representing the Common stock discretionary matching contribution of $1,772, $1,718 and $489, respectively.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS

9. ACQUISITIONS

Carrier Enterprise I

Carrier Enterprise, LLC (“Carrier Enterprise I”) is a joint venture formed on July 1, 2009 with Carrier that operates a network of locations primarily throughout the U.S. Sun Belt. From its inception until July 2, 2012, we owned 60% of the joint venture and Carrier owned 40%. We had an option to purchase an additional 10% ownership interest in Carrier Enterprise I, which became exercisable on July 1, 2012. On July 2, 2012, we exercised this option and acquired an additional 10% ownership interest in Carrier Enterprise I for cash consideration of $51,881. We have a second option to purchase an additional 10% interest in Carrier Enterprise I, which becomes exercisable beginning on July 1, 2014.

Carrier Enterprise II

On April 29, 2011, we formed a second joint venture with Carrier to distribute Carrier, Bryant and Payne branded residential, light-commercial and applied-commercial HVAC products and related parts and supplies in the northeast U.S. Carrier contributed 28 of its company-operated northeastern locations to the newly formed joint venture and we contributed 14 of our northeast locations. We purchased a 60% controlling interest in the joint venture for a fair value of $49,229. Total consideration paid by us for our 60% controlling interest in the joint venture was composed of cash consideration of $35,700 and our contribution of 14 northeastern locations valued at $14,769. The final purchase price was reduced by a $1,240 net working capital adjustment pursuant to the related purchase and contribution agreement.

The purchase price resulted in the recognition of $32,957 in goodwill and intangibles. The fair value of the identified intangible assets was $20,600 and consisted of $13,400 in trade names and distribution rights and $7,200 in customer relationships to be amortized over a 12 year period. The tax basis of the acquired goodwill recognized is deductible for income tax purposes over 15 years.

The purchase price allocation is based upon a purchase price of $49,229, which represents the fair value of our 60% controlling interest in the joint venture. The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in the joint venture based on the respective fair values as of April 29, 2011:

Cash	$5
Accounts receivable	24,300
Inventories	39,003
Other current assets	773
Property and equipment	4,402
Goodwill	12,357
Intangibles	20,600
Other assets	202
Accounts payable and accrued expenses	(22,894)
Noncontrolling interest	(29,519)

Total purchase price	$49,229

The fair value of the noncontrolling interest was determined by applying a pro-rata value of the total invested capital adjusted for a discount for lack of control that market participants would consider when estimating the fair value of the noncontrolling interest. As a result of our contribution of 14 locations to the joint venture, $7,708 representing 40% of the carrying value of the contributed locations was attributed to the noncontrolling interest and $7,061 representing 40% of the difference between the fair value and carrying value of the contributed locations, was recognized as an increase to paid-in capital.

On July 29, 2011, we acquired a 60% controlling interest in Carrier’s HVAC/R distribution operations in Mexico for cash consideration of $9,000. Carrier’s company-operated Mexico distribution network had revenues of approximately $75,000 in 2010 and operated from seven locations. Products sold include Carrier’s complete product line of HVAC equipment and commercial refrigeration products and supplies servicing both the residential and applied commercial markets. Collectively, the Northeast locations and the Mexico operations are referred to as “Carrier Enterprise II.”

Carrier Enterprise III

On April 27, 2012, we completed the formation of a joint venture with UTC Canada Corporation (“UTC Canada”), an affiliate of Carrier, to distribute Carrier, Bryant and Payne branded residential, light-commercial and commercial applied HVAC products in Canada. The newly formed joint venture, Carrier Enterprise Canada, L.P. (“Carrier Enterprise III”), operates 35 locations throughout all of the provinces and territories in Canada. In the formation of the joint venture, UTC Canada contributed its Canadian distribution business and retained a 40% noncontrolling interest in Carrier Enterprise III. Total consideration paid by us for our 60% controlling interest in Carrier Enterprise III included cash consideration of $82,158 and the issuance to UTC Canada of 1,250,000 shares of Common stock having a fair value of $93,250. The final purchase price was reduced by a $1,669 working capital adjustment pursuant to the asset purchase agreement that we entered into with UTC Canada.

The purchase price resulted in the recognition of $216,463 in goodwill and intangibles. The fair value of the identified intangible assets was $151,172 and consisted of $95,515 in trade names and distribution rights and $55,657 in customer relationships to be amortized over a 15 year period. For Canadian income tax purposes, seventy-five percent of the tax basis of the acquired goodwill is amortized at a rate of 7% annually on a declining balance basis.

The purchase price allocation is based upon a purchase price of $173,739, which represents the fair value of our 60% controlling interest in Carrier Enterprise III. The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in Carrier Enterprise III based on the respective fair values as of April 27, 2012:

Cash	$10
Accounts receivable	46,718
Inventories	55,024
Other current assets	481
Property and equipment	2,517
Goodwill	65,291
Intangible assets	151,172
Other assets	978
Accounts payable and accrued expenses	(44,208)
Noncontrolling interest	(104,244)

Total purchase price	$173,739

The fair value of the noncontrolling interest was determined by applying a pro-rata value of the total invested capital adjusted for a discount for lack of control that market participants would consider when estimating the fair value of the noncontrolling interest.

The unaudited pro forma financial information, combining our results of operations with the operations of Carrier Enterprise II and Carrier Enterprise III as if the joint ventures had been consummated on January 1, 2011, is as follows:

Years ended December 31,	2012	2011
Revenues	$3,526,621	$3,404,381

Net income	156,728	159,147
Less: net income attributable to noncontrolling interest	54,153	60,380

Net income attributable to Watsco, Inc.	$102,575	$98,767

Diluted earnings per share for Common and Class B common stock	$2.64	$2.89

This unaudited pro forma financial information is presented for informational purposes only. The unaudited pro forma financial information from the beginning of the periods presented until the respective acquisition dates of the above-described Canadian, Northeast U.S. and Mexican operations includes adjustments to record income taxes related to our portion of Carrier Enterprise II and Carrier Enterprise III’s income, amortization related to identified intangible assets with finite lives and interest expense on borrowings incurred to acquire our 60% controlling interests. This unaudited pro forma financial information does not include adjustments to add or remove certain corporate expenses of Carrier Enterprise II and Carrier Enterprise III, which may or may not be incurred in future periods, or adjustments for depreciation or synergies that may be realized subsequent to the acquisition dates. This unaudited pro forma financial information does not necessarily reflect our future results of operations or what the results of operations would have been had we acquired our 60% controlling interest in and operated Carrier Enterprise II and Carrier Enterprise III as of the beginning of the periods presented.

Other Acquisition

In April 2010, one of our wholly-owned subsidiaries acquired certain assets and assumed certain liabilities of a wholesale distributor of air conditioning and heating products operating from two locations in Tennessee for cash consideration of $2,406.

The results of operations of these acquired locations have been included in the consolidated financial statements from their respective dates of acquisition. The pro forma effect of the April 2010 acquisition was not deemed significant to the consolidated financial statements.

Transaction costs

Approximately $1,200 of transaction costs is included in selling, general and administrative expenses in our consolidated statement of income for the year ended December 31, 2012 primarily associated with the closing and transition of Carrier Enterprise III. Approximately $1,200 of transaction costs is included in selling, general and administrative expenses in our consolidated statement of income for the year ended December 31, 2011 primarily associated with the closing and transition of Carrier Enterprise II.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS

10. GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2010	$303,703
Acquired goodwill	15,737

Balance at December 31, 2011	319,440
Acquired goodwill	77,829
Foreign currency translation	(7)

Balance at December 31, 2012	$397,262

Intangible assets, net consist of:

December 31,	Estimated Useful Lives	2012	2011
Indefinite lived intangible assets:
Trade names, trademarks and distribution rights		$144,683	$50,503
Finite lived intangible assets:
Customer relationships	10-15 years	84,410	29,530
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Less: accumulated amortization		(11,111)	(6,186)

Finite lived intangible assets, net		74,818	24,863

		$219,501	$75,366

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses amounted to $4,925, $2,361 and $1,939 for the years ended December 31, 2012, 2011 and 2010, respectively. The future amortization expense for each of the five succeeding years related to all finite lived intangible assets that are currently recorded in the consolidated balance sheets is estimated to be as follows at December 31, 2012:

2013	$6,155
2014	6,131
2015	6,120
2016	6,120
2017	6,120

Total	$30,646

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY

11. SHAREHOLDERS’ EQUITY

Common Stock

Common stock and Class B common stock share equally in earnings and are identical in most other respects except (i) Common stock is entitled to one vote on most matters and each share of Class B common stock is entitled to ten votes; (ii) shareholders of Common stock are entitled to elect 25% of the Board of Directors (rounded up to the nearest whole number) and Class B shareholders are entitled to elect the balance of the Board of Directors; (iii) cash dividends may be paid on Common stock without paying a cash dividend on Class B common stock and no cash dividend may be paid on Class B common stock unless at least an equal cash dividend is paid on Common stock and (iv) Class B common stock is convertible at any time into Common stock on a one-for-one basis at the option of the shareholder.

Preferred Stock

We are authorized to issue preferred stock with such designation, rights and preferences as may be determined from time to time by our Board of Directors. Accordingly, the Board of Directors is empowered, without shareholder approval, to issue preferred stock with dividend, liquidation, conversion, voting or other rights which could adversely affect the voting power or other rights of the holders of our Common stock and Class B common stock and, in certain instances, could adversely affect the market price of this stock. We had no preferred stock outstanding at December 31, 2012 and 2011.

Euronext Listing

In October 2010, we listed our Common stock on the Professional Segment of NYSE Euronext in Paris (“Euronext”). On September 24, 2010, the French Autorité des Marchés Financiers approved the prospectus and correspondingly granted a visa number for admission of our Common stock to listing and trading on Euronext. Our shares began trading on Euronext on October 21, 2010 under the symbol “WSO” and are denominated in Euros on the Paris venue. The cross listing does not alter our share count, capital structure or current stock-listings and is intended to promote additional liquidity for investors as well as provide greater access to our shares in Euro-zone markets and currencies.

Stock Repurchase Plan

In September 1999, our Board of Directors authorized the repurchase, at management’s discretion, of up to 7,500,000 shares of common stock in the open market or via private transactions. Shares repurchased under the program are accounted for using the cost method and result in a reduction of shareholders’ equity. No shares were repurchased during 2012, 2011 or 2010. In aggregate, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock have been repurchased at a cost of $114,425 since the inception of the program. At December 31, 2012, there are up to 1,129,087 shares authorized for repurchase remaining under the program.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS

12. FINANCIAL INSTRUMENTS

Recorded Financial Instruments

Recorded financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, the current portion of long-term obligations, borrowings under our revolving credit agreement and debt instruments included in other long-term obligations. At December 31, 2012 and 2011, the fair values of cash and cash equivalents, accounts receivable, accounts payable and the current portion of long-term obligations approximated their carrying values due to the short-term nature of these instruments.

The fair values of variable rate borrowings under our revolving credit agreement and debt instruments included in long-term obligations also approximate their carrying value based upon interest rates available for similar instruments with consistent terms and remaining maturities.

Derivative Financial Instruments

We routinely use certain derivatives instruments to hedge foreign currency exposure. Although these derivatives were not designated as hedges and/or did not qualify for hedge accounting, they were effective economic hedges. The changes in fair value of economic hedges are recognized in earnings. During 2012, we entered into foreign currency forward contracts to offset the earnings impact that foreign currency exchange rate fluctuations have on certain monetary liabilities that are denominated in nonfunctional currencies. The change in fair value of these foreign currency forward contracts was $197 for 2012, and is included in selling, general and administrative expenses in our consolidated statement of income. The total notional value of our foreign currency exchange contracts as of December 31, 2012 was $33,700, and such contracts have varying terms expiring through March 2013. See Note 13.

We were party to an interest rate swap agreement with a notional amount of $10,000 that matured in October 2011 and had been designated as a cash flow hedge. The swap effectively exchanged the variable rate of 30-day LIBOR to a fixed interest rate of 5.07%. For the year ended December 31, 2011, the hedging relationship was determined to be highly effective in achieving offsetting changes in cash flows. The net change in other comprehensive loss during 2011 reflected the reclassification of $244, net of income tax benefit of $155, of unrealized losses from accumulated other comprehensive loss to current period earnings (recorded in interest expense, net in the consolidated statement of income).

Off-Balance Sheet Financial Instruments

At December 31, 2012 and 2011, we were contingently liable under standby letters of credit aggregating $3,098 and $3,006, respectively, which are primarily used as collateral to cover any contingency related to additional risk assessments pertaining to our self-insurance programs. Additionally, at December 31, 2012 and 2011, we were contingently liable under various performance bonds aggregating approximately $300 and $5,400, respectively, which are used as collateral to cover any contingencies related to our nonperformance to certain customers. We do not expect any material losses to result from the issuance of the standby letters of credit or performance bonds because our obligations under the self-insurance programs and to certain customers will be met in the ordinary course of business. Accordingly, the estimated fair value of these instruments is zero.

Concentrations of Credit Risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of accounts receivable. Concentrations of credit risk are limited due to the large number of customers comprising the customer base and their dispersion across many different geographical regions. We also have access to credit insurance programs which are used as an additional means to mitigate credit risk.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS

13. FAIR VALUE MEASUREMENTS

The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

Description	Fair Value at December 31, 2012	Fair Value Measurements at December 31, 2012 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$226	$226	—	—
Liabilities:
Derivative financial instruments	$197	—	$197	—

Description	Fair Value at December 31, 2011	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$163	$163	—	—

The following is a description of the valuation techniques used for these assets and liabilities, as well as the level of input used to measure fair value:

Available-for-sale securities – the investments are exchange-traded equity securities. Fair values for these investments are based on closing stock prices from active markets and are therefore classified within Level 1 of the fair value hierarchy. The fair value of available-for-sale securities is included in other assets in our consolidated balance sheets.

Derivative financial instruments – the derivatives are foreign currency forward contracts. Fair value is based on observable market inputs, such as forward rates, in active markets and therefore the derivatives are classified within Level 2 of the valuation hierarchy. The fair value of the derivative financial instruments is included in accrued expenses and other current liabilities in our consolidated balance sheet.

There were no transfers in or out of Level 1 and Level 2 during 2012 or 2011.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Litigation, Claims and Assessments

We are involved in litigation incidental to the operation of our business. We vigorously defend all matters in which we or our subsidiaries are named defendants and, for insurable losses, maintain significant levels of insurance to protect against adverse judgments, claims or assessments that may affect us. Although the adequacy of existing insurance coverage and the outcome of any legal proceedings cannot be predicted with certainty, based on the current information available, we do not believe the ultimate liability associated with any known claims or litigation will have a material adverse affect on our financial condition or results of operations.

Self-Insurance

Self-insurance reserves are maintained relative to company-wide casualty insurance and health benefit programs. The level of exposure from catastrophic events is limited by the purchase of stop-loss and aggregate liability reinsurance coverage. When estimating the self-insurance liabilities and related reserves, management considers a number of factors, which include historical claims experience, demographic factors, severity factors and valuations provided by independent third-party actuaries. Management reviews its assumptions with its independent third-party actuaries to evaluate whether the self-insurance reserves are adequate. If actual claims or adverse development of loss reserves occur and exceed these estimates, additional reserves may be required. The estimation process contains uncertainty since management must use judgment to estimate the ultimate cost that will be incurred to settle reported claims and unreported claims for incidents incurred but not reported as of the balance sheet date. Reserves in the amounts of $4,844 and $4,631 at December 31, 2012 and 2011, respectively, were established related to such insurance programs and are included in accrued expenses and other current liabilities in our consolidated balance sheets.

Variable Interest Entity

As of December 31, 2012, in conjunction with our casualty insurance programs, limited equity interests are held in a captive insurance entity. The programs permit us to self-insure a portion of losses, to gain access to a wide array of safety-related services, to pool insurance risks and resources in order to obtain more competitive pricing for administration and reinsurance and to limit risk of loss in any particular year. The entity meets the definition of Variable Interest Entity (“VIE”); however, we do not meet the requirements to include this entity in the consolidated financial statements. The maximum exposure to loss related to our involvement with this entity is limited to approximately $7,700. See “Self-Insurance” above for further information on commitments associated with the insurance programs and Note 12, under the caption “Off-Balance Sheet Financial Instruments,” for further information on standby letters of credit. As of December 31, 2012, there are no other entities that met the definition of a VIE.

Operating Leases

We are obligated under various non-cancelable operating lease agreements for real property, equipment, vehicles and a corporate aircraft used in our operations with varying terms through 2023. We are committed to pay a portion of the actual operating expenses under certain of these lease agreements. These operating expenses are not included in the table below. Some of these arrangements have free or escalating rent payment provisions. We recognize rent expense under such arrangements on a straight-line basis over the lease term.

At December 31, 2012, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2013	$64,162
2014	53,904
2015	44,214
2016	33,218
2017	19,669
Thereafter	13,516

Total minimum payments	$228,683

Rental expense for the years ended December 31, 2012, 2011 and 2010 was $76,547, $70,933 and $61,835, respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

Purchases from Carrier and its affiliates comprised 57%, 54% and 52% of all purchases made during 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, approximately $62,000 and $41,000, respectively, was payable to Carrier and its affiliates, net of receivables. Our joint ventures with Carrier also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2012, 2011 and 2010 include $32,961, $23,710 and $22,142, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted at arm’s-length in the ordinary course of business.

Carrier Enterprise II entered into Transactional Services Agreements (“TSAs”) with Carrier, pursuant to which Carrier performed certain business processes on its behalf, including processes involving the use of certain information technologies. The services provided by Carrier pursuant to the TSAs terminated on April 30, 2012. The fees related to these TSAs were $1,798 and $1,139, respectively, for 2012 and 2011, and are included in selling, general and administrative expenses in our consolidated statements of income. At December 31, 2012 and 2011, $25 and $941, respectively, related to these TSAs was payable to Carrier and was included in accrued expenses and other current liabilities in our consolidated balance sheets.

Carrier Enterprise III entered into TSAs with UTC Canada, pursuant to which UTC Canada performs certain business processes on behalf of Carrier Enterprise III, including processes involving the use of certain information technologies, and UTC Canada entered into TSAs with Carrier Enterprise III, pursuant to which Carrier Enterprise III performs certain business processes on behalf of UTC Canada. The services provided pursuant to the TSAs terminate on various dates but may be extended as agreed upon by the parties. The fees payable by Carrier Enterprise III to UTC Canada under one TSA were substantially offset by the fees payable to UTC Canada to Carrier Enterprise III under the other TSA.

The services previously provided by Carrier pursuant to TSAs with Carrier Enterprise I terminated on various dates throughout 2010. The fees related to these TSAs were $2,177, and are included in selling, general and administrative expenses in our consolidated statement of income for 2010.

At December 31, 2012 and 2011, $29,637 and $6,630, respectively, was payable to Carrier and UTC Canada for unpaid distributions declared to the noncontrolling interest.

A member of our Board of Directors is the Executive Chairman of Greenberg Traurig, P.A., which serves as our principal outside counsel and receives customary fees for legal services. During 2012, 2011 and 2010, this firm was paid $120, $59 and $63, respectively, for services performed.

INFORMATION ABOUT GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2012
INFORMATION ABOUT GEOGRAPHIC AREAS

16. INFORMATION ABOUT GEOGRAPHIC AREAS

Our operations are primarily within the U.S. and Puerto Rico. Products are sold on an export-only basis to portions of Latin America and the Caribbean Basin. The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2012	2011	2010
Revenues:
United States	$3,087,256	$2,938,907	$2,844,595
Canada	240,254	—	—
Mexico	104,202	38,852	—

Total Revenues	$3,431,712	$2,977,759	$2,844,595

December 31,	2012	2011
Long-Lived Assets:
United States	$429,153	$430,022
Canada	225,076	—
Mexico	5,376	4,239

Total Long-Lived Assets	$659,605	$434,261

Revenues are attributed to countries based on the location of the store from which the sale occurred. Long-lived assets consist of property and equipment, goodwill and intangible assets.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL CASH FLOW INFORMATION

17. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information was as follows:

Years Ended December 31,	2012	2011	2010
Interest paid	$2,802	$1,854	$1,348
Income taxes net of refunds	$46,819	$45,137	$37,361
Common stock issued for Carrier Enterprise III	$93,250	—	—
Net assets of locations contributed to Carrier Enterprise II	—	$14,769	—

SELECTED QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2012
SELECTED QUARTERLY FINANCIAL DATA

WATSCO, INC. AND SUBSIDIARIES

SELECTED QUARTERLY FINANCIAL DATA

(UNAUDITED)

(In thousands, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Year Ended December 31, 2012
Revenues (1)	$633,512	$1,011,801	$1,020,859	$765,540	$3,431,712
Gross profit	150,622	238,475	242,505	182,793	814,395
Net income attributable to Watsco, Inc.	$8,466	$39,103	$41,005	$14,760	$103,334

Earnings per share for Common and Class B common stock (2)(3):
Basic	$0.23	$1.15	$1.19	$0.04	$2.70

Diluted	$0.23	$1.15	$1.19	$0.04	$2.70

Year Ended December 31, 2011
Revenues (1)	$534,339	$883,548	$914,039	$645,833	$2,977,759
Gross profit	134,986	213,191	219,407	160,710	728,294
Net income attributable to Watsco, Inc.	$7,500	$36,023	$33,547	$13,380	$90,450

Earnings per share for Common and Class B common stock (2):
Basic	$0.21	$1.09	$1.02	$0.39	$2.75

Diluted	$0.21	$1.09	$1.02	$0.39	$2.74

(1)	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
(2)	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.
(3)	On October 31, 2012, we paid a special dividend of $5.00 per share of Common and Class B common stock that resulted in a $0.37 per share and $0.33 per share reduction in diluted earnings per share for the quarter and year ended December 31, 2012, respectively.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Operations

Nature of Operations

Watsco, Inc. and its subsidiaries (collectively, “Watsco,” which may be referred to as we, us or our) was incorporated in 1956 and is the largest distributor of air conditioning, heating and refrigeration equipment and related parts and supplies (“HVAC/R”) in the HVAC/R distribution industry. At December 31, 2012 we operated from 573 locations in 38 U.S. states, Canada, Mexico and Puerto Rico with additional market coverage on an export basis to Latin America and the Caribbean.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements contained in this report include the accounts of Watsco and all of its wholly owned subsidiaries and include the accounts of three joint ventures with Carrier Corporation (“Carrier”), in each of which Watsco maintains a controlling interest. See Note 9. All significant intercompany balances and transactions have been eliminated.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

Our operations in Mexico consider their functional currency to be the U.S. dollar because the majority of their transactions are denominated in U.S. dollars. Gains or losses resulting from transactions denominated in Mexican pesos are recognized in earnings within selling, general and administrative expenses in our consolidated statements of income.

The functional currency of our operations in Canada is the Canadian dollar. Foreign currency denominated assets and liabilities are translated into U.S. dollars at the exchange rates in effect at the balance sheet date, and income and expense items are translated at the average exchange rates in effect during the applicable period. The aggregate effect of foreign currency translation is recorded in accumulated other comprehensive loss in our consolidated balance sheet. Our net investment in our Canadian operations is recorded at the historical rate and the resulting foreign currency translation adjustments are included in accumulated other comprehensive loss in our consolidated balance sheet. Gains or losses resulting from transactions denominated in U.S. dollars are recognized in earnings within selling, general and administrative expenses in our consolidated statement of income.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Significant estimates include valuation reserves for accounts receivable, inventories and income taxes, reserves related to self-insurance programs and the valuation of goodwill and indefinite lived intangible assets. While we believe that these estimates are reasonable, actual results could differ from such estimates.

Cash Equivalents	Cash Equivalents All highly liquid instruments purchased with original maturities of three months or less are considered to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of trade receivables due from customers. Our customers are primarily independent contractors and dealers who service the replacement and new construction markets for residential and light commercial central air conditioning, heating and refrigeration systems. We routinely grant credit to customers to facilitate revenue growth and maintain branch locations for product sales and distribution. When determining whether to grant or increase credit, management considers a number of factors, which include creditworthiness, customer payment history and historical experience with the customer and other information. Consistent with industry practices, we normally require payment from our customers within 30 to 45 days. We record our trade receivables at the invoiced amount less an allowance for doubtful accounts. An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of customers to make required payments. When preparing these estimates, we consider a number of factors, including the aging of a customer’s account, past transactions with customers, creditworthiness of specific customers, historical trends and other information. We typically do not require our customers to provide collateral. Accounts receivable reserve policies are reviewed periodically, reflecting current risks, trends and changes in industry conditions. The past due status of an account is determined based on stated payment terms. Upon determination that an account is uncollectible, we write off the receivable balance. At December 31, 2012 and 2011, the allowance for doubtful accounts totaled $10,473 and $12,946, respectively. Although we believe the allowance is sufficient, a declining economic environment could lead to the deterioration in the financial condition of our customers, resulting in an impairment of their ability to make payments and additional allowances may be required.

Inventories

Inventories

Inventories consist of air conditioning, heating and refrigeration equipment and related parts and supplies and are valued at the lower of cost or market using a weighted-average cost basis and the first-in, first-out method. As part of the valuation process, inventories are adjusted to reflect excess, slow-moving and damaged inventories at their estimated net realizable value. Inventory policies are reviewed periodically, reflecting current risks, trends and changes in industry conditions. A reserve for estimated inventory shrinkage is also maintained to consider inventory shortages determined from cycle counts and physical inventories.

Vendor Rebates

Vendor Rebates

We have arrangements with several vendors that provide rebates payable to us when we achieve any of a number of measures, generally related to the volume level of purchases. We account for such rebates as a reduction of inventory until we sell the product, at which time such rebates are reflected as a reduction of cost of sales in our consolidated statements of income. Throughout the year, we estimate the amount of the rebate based on our estimate of purchases to date relative to the purchase levels that mark our progress toward earning the rebates. We continually revise our estimates of earned vendor rebates based on actual purchase levels. At December 31, 2012 and 2011, we have $8,015 and $6,386, respectively, of rebates recorded as a reduction of inventory. Substantially all vendor rebate receivables are collected within three months immediately following the end of the year.

Marketable Securities

Marketable Securities

Investments in marketable equity securities are classified as available-for-sale and are included in other assets in our consolidated balance sheets. These equity securities are recorded at fair value using the specific identification method with unrealized holding losses, net of deferred taxes, included in accumulated other comprehensive loss within shareholders’ equity. Dividend and interest income are recognized in the statements of income when earned.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is computed using the straight-line method. Buildings and improvements are depreciated or amortized over estimated useful lives ranging from 3-40 years. Leasehold improvements are amortized over the shorter of the respective lease terms or estimated useful lives. Estimated useful lives for other depreciable assets range from 3-10 years.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of the net identified tangible and intangible assets acquired. We evaluate goodwill for impairment annually or more frequently when an event occurs or circumstances change that indicate that the carrying value may not be recoverable. We test goodwill for impairment by first comparing the fair value of our reporting unit to its carrying value. If the fair value is determined to be less than the carrying value, a second step is performed to measure the amount of impairment loss.

Other intangible assets primarily consist of the value of trade names and trademarks, distributor agreements, customer relationships and non-compete agreements. Indefinite lived intangibles not subject to amortization are assessed for impairment at least annually, or more frequently if events or changes in circumstances indicate they may be impaired, by comparing the fair value of the intangible asset to its carrying amount to determine if a write-down to fair value is required. Finite lived intangible assets are amortized using the straight-line method over their respective estimated useful lives.

We perform our annual impairment tests each year and have determined there to be no impairment for any of the periods presented. There were no events or circumstances identified from the date of our assessment that would require an update to our annual impairment tests.

Long-Lived Assets

Long-Lived Assets

Long-lived assets, other than goodwill, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability is evaluated by determining whether the amortization of the balance over its remaining life can be recovered through undiscounted future operating cash flows. We measure the impairment loss based on projected discounted cash flows using a discount rate reflecting the average cost of funds and compared to the asset’s carrying value. As of December 31, 2012, there were no such events or circumstances.

Fair Value Measurements

Fair Value Measurements

We carry various assets and liabilities at fair value in the consolidated balance sheets. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. Fair value measurements are classified based on the following fair value hierarchy:

Level 1	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active; or model-driven valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs for the asset or liability. These inputs reflect our own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Revenue Recognition

Revenue Recognition

Revenue primarily consists of sales of air conditioning, heating and refrigeration equipment and related parts and supplies and is recorded when shipment of products or delivery of services has occurred. Assessment of collection is based on a number of factors, including past transactions, creditworthiness of customers, historical trends and other information. Substantially all customer returns relate to products that are returned under warranty obligations underwritten by manufacturers, effectively mitigating our risk of loss for customer returns. Taxes collected from our customers and remitted to governmental authorities are presented in our consolidated statements of income on a net basis.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred. Advertising expense amounted to $23,730, $25,052 and $26,646 for the years ended December 31, 2012, 2011 and 2010, respectively.
Shipping and Handling

Shipping and Handling

Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through cost of sales as inventories are sold. Shipping and handling costs associated with the delivery of products is included in selling, general and administrative expenses. Shipping and handling costs included in selling, general and administrative expenses amounted to $37,676, $30,234 and $25,443 for the years ended December 31, 2012, 2011 and 2010, respectively.

Share-Based Compensation

Share-Based Compensation

The fair value of stock option and non-vested (restricted) stock awards are expensed on a straight-line basis over the vesting period of the awards. Share-based compensation expense is included in selling, general and administrative expenses in our consolidated statements of income. Cash flows from the tax benefits resulting from tax deductions in excess of the compensation expense recognized for those options are classified as financing cash flows. Tax benefits resulting from tax deductions in excess of share-based compensation expense recognized are credited to paid-in capital in the consolidated balance sheets.

Income Taxes

Income Taxes

We record U.S. federal, state and foreign income taxes currently payable, as well as deferred taxes due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities reflect the temporary differences between the financial statement and income tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. We and our eligible subsidiaries file a consolidated U.S. federal income tax return. As income tax returns are generally not filed until well after the closing process for the December 31 financial statements is complete, the amounts recorded at December 31 reflect estimates of what the final amounts will be when the actual income tax returns are filed for that calendar year. In addition, estimates are often required with respect to, among other things, the appropriate state income tax rates to use in the various states that we and our subsidiaries are required to file, the potential utilization of operating loss carryforwards and valuation allowances required, if any, for tax assets that may not be realizable in the future.

We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Earnings per Share

Earnings per Share

We compute earnings per share using the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Shares of our non-vested (restricted) stock are considered participating securities because these awards contain a non-forfeitable right to dividends irrespective of whether the awards ultimately vest. Under the two-class method, earnings per common share for our Common and Class B common stock is computed by dividing the sum of distributed earnings to common shareholders and undistributed earnings allocated to common shareholders by the weighted-average number of shares of Common and Class B common stock outstanding for the period. In applying the two-class method, undistributed earnings are allocated to Common stock, Class B common stock and participating securities based on the weighted-average shares outstanding during the period.

Derivative Instruments

Derivative Instruments

All derivatives, whether designated in hedging relationships or not, are required to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded in other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings. See Note 12, under the caption “Derivative Financial Instruments.”

New Accounting Pronouncements

New Accounting Pronouncements

Presentation of Comprehensive Income

On January 1, 2012 we adopted guidance issued by the Financial Accounting Standards Board (“FASB”) that required companies to present net income and other comprehensive income in one continuous statement or in two separate but consecutive statements. We elected to present separate consolidated statements of comprehensive income, which immediately follow the consolidated statements of income, to our consolidated financial statements.

Goodwill Impairment Testing

On January 1, 2012, we adopted guidance amended by the FASB that allowed companies to assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. The adoption of this guidance did not have an impact on our consolidated financial statements.

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Basic and Diluted Earnings Per Common Share

The following table presents the calculation of basic and diluted earnings per common share for our Common and Class B common stock:

Years Ended December 31,	2012	2011	2010
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$103,334	$90,450	$80,760
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	17,656	6,045	4,775

Earnings allocated to Watsco, Inc. shareholders	$85,678	$84,405	$75,985

Weighted-average Common and Class B common shares outstanding for basic earnings per share	31,680,187	30,678,206	30,467,212

Basic earnings per share for Common and Class B common stock	$2.70	$2.75	$2.49

Allocation of earnings for Basic:
Common stock	$78,359	$76,574	$68,856
Class B common stock	7,319	7,831	7,129

	$85,678	$84,405	$75,985

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$103,334	$90,450	$80,760
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	17,656	6,042	4,772

Earnings allocated to Watsco, Inc. shareholders	$85,678	$84,408	$75,988

Weighted-average Common and Class B common shares outstanding for basic earnings per share	31,680,187	30,678,206	30,467,212
Effect of dilutive stock options	64,212	75,085	111,396

Weighted-average Common and Class B common shares outstanding for diluted earnings per share	31,744,399	30,753,291	30,578,608

Diluted earnings per share for Common and Class B common stock	$2.70	$2.74	$2.49

OTHER COMPREHENSIVE (LOSS) INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Tax Effects Allocated to Each Component of Other Comprehensive (Loss) Income

The tax effects allocated to each component of other comprehensive (loss) income are as follows:

Years Ended December 31,	2012	2011	2010
Foreign currency translation adjustment	$(1,785)	$—	$—

Unrealized gain on derivative instrument	—	384	311
Income tax expense	—	(146)	(117)

Unrealized gain on derivative instrument, net of tax	—	238	194

Unrealized gain on available-for-sale securities	63	6	53
Income tax expense	(28)	(3)	(19)

Unrealized gain on available-for-sale securities, net of tax	35	3	34

Other comprehensive (loss) income	$(1,750)	$241	$228

Schedule of Accumulated Other Comprehensive Loss

The changes in accumulated other comprehensive loss, net of tax, are as follows:

Years Ended December 31,	2012	2011	2010
Foreign currency translation adjustment:
Beginning balance	$—	$—	$—
Current period other comprehensive loss	(1,785)	—	—

Ending balance	(1,785)	—	—

Derivative instrument:
Beginning balance	—	(238)	(432)
Current period other comprehensive income	—	238	194

Ending balance	—	—	(238)

Available-for-sale securities:
Beginning balance	(352)	(355)	(389)
Current period other comprehensive income	35	3	34

Ending balance	(317)	(352)	(355)

Accumulated other comprehensive loss, net of tax	$(2,102)	$(352)	$(593)

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

Property and equipment, net, consists of:

December 31,	2012	2011
Land	$1,131	$1,388
Buildings and improvements	48,457	42,408
Machinery, vehicles and equipment	57,130	52,636
Furniture and fixtures	18,251	15,049

	124,969	111,481
Less: accumulated depreciation and amortization	(82,127)	(72,026)

	$42,842	$39,455

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense

The components of income tax expense from our wholly-owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2012	2011	2010
U.S. Federal	$50,919	$50,197	$44,845
State	6,245	6,338	5,515
Foreign	5,478	315	—

	$62,642	$56,850	$50,360

Current	$55,918	$48,540	$37,635
Deferred	6,724	8,310	12,725

	$62,642	$56,850	$50,360

Reconciliation of Effective Income Tax Rate

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2012	2011	2010
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	2.5	3.1	3.0
Tax effects on foreign income	(0.8)	(0.1)	—

Effective income tax rate attributable to Watsco, Inc.	36.7	38.0	38.0
Taxes attributable to noncontrolling interest	(8.3)	(8.8)	(6.9)

Effective income tax rate	28.4%	29.2%	31.1%

Significant Components of Current and Long-Term Deferred Tax Assets and Liabilities

The following is a summary of the significant components of our current and long-term deferred tax assets and liabilities:

December 31,	2012	2011

Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$2,386	$2,966
Allowance for doubtful accounts	1,084	1,634
Other current deferred tax assets	1,215	979
Self-insurance reserves	1,039	769

Total current deferred tax assets (1)	5,724	6,348

Long-term deferred tax assets:
Share-based compensation	13,911	11,688
Other long-term deferred tax assets	797	1,021
Net operating loss carryforwards	609	648

	15,317	13,357
Valuation allowance	(391)	(423)

Total long-term deferred tax assets (2)	14,926	12,934

Long-term deferred tax liabilities:
Deductible goodwill	(66,636)	(46,057)
Depreciation	(3,100)	(2,500)
Other long-term deferred tax liabilities	(1,358)	(1,141)

Total long-term deferred tax liabilities (2)	(71,094)	(49,698)

Net deferred tax liabilities	$(50,444)	$(30,416)

(1)	Current deferred tax assets have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Change in Gross Unrecognized Tax Benefits

The change in gross unrecognized tax benefits during 2012 and 2011 is as follows:

Gross balance at January 1, 2011	$1,889
Additions based on tax positions related to the current year	542
Reductions due to lapse of applicable statute of limitations	(7)

Gross balance at December 31, 2011	2,424
Additions based on tax positions related to the current year	416
Reductions due to lapse of applicable statute of limitations	(366)

Gross balance at December 31, 2012	$2,474

SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

A summary of stock option activity under the 2001 Plan as of December 31, 2012, and changes during 2012, is as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2012	385,150	$47.82
Granted	80,500	71.52
Exercised	(135,500)	41.63
Forfeited	(5,000)	55.04
Expired	(1,000)	37.28

Options outstanding at December 31, 2012	324,150	$56.21	2.94	$6,060

Options exercisable at December 31, 2012	57,567	$28.62	1.35	$2,664

Summary of Non-Vested (Restricted) Stock Activity

A summary of non-vested (restricted) stock activity as of December 31, 2012, and changes during 2012, is shown below:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested (restricted) stock outstanding at January 1, 2012	2,261,948	$37.23
Granted	111,301	69.66
Vested	—	—
Forfeited	—	—

Non-vested (restricted) stock outstanding at December 31, 2012	2,373,249	$38.75

Weighted-Average Assumptions Relating to Valuation of Our Stock Options

The weighted-average assumptions relating to the valuation of our stock options were as follows:

Years Ended December 31,	2012	2011	2010
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	0.57%	1.12%	1.14%
Expected volatility	31.40%	32.59%	33.35%
Expected dividend yield	3.49%	3.48%	3.65%

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Unaudited Pro Forma Financial Information from Joint Venture

The unaudited pro forma financial information, combining our results of operations with the operations of Carrier Enterprise II and Carrier Enterprise III as if the joint ventures had been consummated on January 1, 2011, is as follows:

Years ended December 31,	2012	2011
Revenues	$3,526,621	$3,404,381

Net income	156,728	159,147
Less: net income attributable to noncontrolling interest	54,153	60,380

Net income attributable to Watsco, Inc.	$102,575	$98,767

Diluted earnings per share for Common and Class B common stock	$2.64	$2.89

Carrier Enterprise II
Purchase Price Allocation for Joint Venture

The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in the joint venture based on the respective fair values as of April 29, 2011:

Cash	$5
Accounts receivable	24,300
Inventories	39,003
Other current assets	773
Property and equipment	4,402
Goodwill	12,357
Intangibles	20,600
Other assets	202
Accounts payable and accrued expenses	(22,894)
Noncontrolling interest	(29,519)

Total purchase price	$49,229

Carrier Enterprise III
Purchase Price Allocation for Joint Venture

The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in Carrier Enterprise III based on the respective fair values as of April 27, 2012:

Cash	$10
Accounts receivable	46,718
Inventories	55,024
Other current assets	481
Property and equipment	2,517
Goodwill	65,291
Intangible assets	151,172
Other assets	978
Accounts payable and accrued expenses	(44,208)
Noncontrolling interest	(104,244)

Total purchase price	$173,739

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2010	$303,703
Acquired goodwill	15,737

Balance at December 31, 2011	319,440
Acquired goodwill	77,829
Foreign currency translation	(7)

Balance at December 31, 2012	$397,262

Intangible Assets, Net

Intangible assets, net consist of:

December 31,	Estimated Useful Lives	2012	2011
Indefinite lived intangible assets:
Trade names, trademarks and distribution rights		$144,683	$50,503
Finite lived intangible assets:
Customer relationships	10-15 years	84,410	29,530
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Less: accumulated amortization		(11,111)	(6,186)

Finite lived intangible assets, net		74,818	24,863

		$219,501	$75,366

Future Amortization Expense Related to Finite Lived Intangible Assets

The future amortization expense for each of the five succeeding years related to all finite lived intangible assets that are currently recorded in the consolidated balance sheets is estimated to be as follows at December 31, 2012:

2013	$6,155
2014	6,131
2015	6,120
2016	6,120
2017	6,120

Total	$30,646

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

Description	Fair Value at December 31, 2012	Fair Value Measurements at December 31, 2012 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$226	$226	—	—
Liabilities:
Derivative financial instruments	$197	—	$197	—

Description	Fair Value at December 31, 2011	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$163	$163	—	—

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under Non-Cancelable Operating Leases

At December 31, 2012, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2013	$64,162
2014	53,904
2015	44,214
2016	33,218
2017	19,669
Thereafter	13,516

Total minimum payments	$228,683

INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2012
Revenues and Long-Lived Assets by Geographical Area

The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2012	2011	2010
Revenues:
United States	$3,087,256	$2,938,907	$2,844,595
Canada	240,254	—	—
Mexico	104,202	38,852	—

Total Revenues	$3,431,712	$2,977,759	$2,844,595

December 31,	2012	2011
Long-Lived Assets:
United States	$429,153	$430,022
Canada	225,076	—
Mexico	5,376	4,239

Total Long-Lived Assets	$659,605	$434,261

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

Supplemental cash flow information was as follows:

Years Ended December 31,	2012	2011	2010
Interest paid	$2,802	$1,854	$1,348
Income taxes net of refunds	$46,819	$45,137	$37,361
Common stock issued for Carrier Enterprise III	$93,250	—	—
Net assets of locations contributed to Carrier Enterprise II	—	$14,769	—

SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data

(In thousands, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Year Ended December 31, 2012
Revenues (1)	$633,512	$1,011,801	$1,020,859	$765,540	$3,431,712
Gross profit	150,622	238,475	242,505	182,793	814,395
Net income attributable to Watsco, Inc.	$8,466	$39,103	$41,005	$14,760	$103,334

Earnings per share for Common and Class B common stock (2)(3):
Basic	$0.23	$1.15	$1.19	$0.04	$2.70

Diluted	$0.23	$1.15	$1.19	$0.04	$2.70

Year Ended December 31, 2011
Revenues (1)	$534,339	$883,548	$914,039	$645,833	$2,977,759
Gross profit	134,986	213,191	219,407	160,710	728,294
Net income attributable to Watsco, Inc.	$7,500	$36,023	$33,547	$13,380	$90,450

Earnings per share for Common and Class B common stock (2):
Basic	$0.21	$1.09	$1.02	$0.39	$2.75

Diluted	$0.21	$1.09	$1.02	$0.39	$2.74

(1)	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
(2)	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.
(3)	On October 31, 2012, we paid a special dividend of $5.00 per share of Common and Class B common stock that resulted in a $0.37 per share and $0.33 per share reduction in diluted earnings per share for the quarter and year ended December 31, 2012, respectively.

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Number of joint ventures	3
Allowance for doubtful accounts	$ 10,473	$ 12,946
Capitalized vendor rebates	8,015	6,386
Advertising expense	23,730	25,052	26,646
Selling, general and administrative expenses	589,487	529,244	507,669
Shipping, Handling and Transportation Costs
Significant Accounting Policies [Line Items]
Selling, general and administrative expenses	$ 37,676	$ 30,234	$ 25,443
Minimum
Significant Accounting Policies [Line Items]
Accounts receivable period, in days	30
Minimum | Building and Building Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Minimum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Maximum
Significant Accounting Policies [Line Items]
Accounts receivable period, in days	45
Maximum | Building and Building Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Maximum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Watsco, Inc.
Significant Accounting Policies [Line Items]
Number of locations from which entity operates	573
Number of states in which entity operates	38

Schedule of Basic and Diluted Earnings per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 14,760		$ 41,005		$ 39,103		$ 8,466		$ 13,380		$ 33,547		$ 36,023		$ 7,500		$ 103,334		$ 90,450		$ 80,760
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock - basic																	17,656		6,045		4,775
Earnings allocated to Watsco, Inc. shareholders - basic																	85,678		84,405		75,985
Weighted-average Common and Class B common shares outstanding for basic earnings per share																	31,680,187		30,678,206		30,467,212
Basic earnings per share for Common and Class B common stock	$ 0.04	[1],[2]	$ 1.19	[1],[2]	$ 1.15	[1],[2]	$ 0.23	[1],[2]	$ 0.39	[1]	$ 1.02	[1]	$ 1.09	[1]	$ 0.21	[1]	$ 2.7	[1],[2]	$ 2.75	[1]	$ 2.49
Net income attributable to Watsco, Inc. shareholders	14,760		41,005		39,103		8,466		13,380		33,547		36,023		7,500		103,334		90,450		80,760
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock - diluted																	17,656		6,042		4,772
Earnings allocated to Watsco, Inc. shareholders - diluted																	85,678		84,408		75,988
Weighted-average Common and Class B common shares outstanding for basic earnings per share																	31,680,187		30,678,206		30,467,212
Effect of dilutive stock options																	64,212		75,085		111,396
Weighted-average Common and Class B common shares outstanding for diluted earnings per share																	31,744,399		30,753,291		30,578,608
Diluted earnings per share for Common and Class B common stock	$ 0.04	[1],[2]	$ 1.19	[1],[2]	$ 1.15	[1],[2]	$ 0.23	[1],[2]	$ 0.39	[1]	$ 1.02	[1]	$ 1.09	[1]	$ 0.21	[1]	$ 2.7	[1],[2]	$ 2.74	[1]	$ 2.49
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - basic																	78,359		76,574		68,856
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - basic																	$ 7,319		$ 7,831		$ 7,129

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.
[2]	On October 31, 2012, we paid a special dividend of $5.00 per share of Common and Class B common stock that resulted in a $0.37 per share and $0.33 per share reduction in diluted earnings per share for the quarter and year ended December 31, 2012, respectively.

Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Diluted earnings per share, excluded shares having anti-dilutive effect	17,492	33,511	129,641
Class B Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Convertible Class B common stock outstanding	2,706,338	2,846,334	2,858,592

Schedule of Tax Effects Allocated to Each Component of Other Comprehensive (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment	$ (1,785)
Unrealized gain on derivative instrument		384	311
Income tax expense		(146)	(117)
Unrealized gain on derivative instrument, net of tax		238	194
Unrealized gain on available-for-sale securities	63	6	53
Income tax expense	(28)	(3)	(19)
Unrealized gain on available-for-sale securities, net of tax	35	3	34
Other comprehensive (loss) income	$ (1,750)	$ 241	$ 228

Schedule of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Current period other comprehensive loss	$ (1,785)
Ending balance, Foreign currency translation adjustment	(1,785)
Beginning balance, Derivative instrument		(238)	(432)
Current period other comprehensive income		238	194
Ending balance, Derivative instrument			(238)
Beginning balance, Available-for-sale securities	(352)	(355)	(389)
Current period other comprehensive income	35	3	34
Ending balance, Available-for-sale securities	(317)	(352)	(355)
Accumulated other comprehensive loss, net of tax	$ (2,102)	$ (352)	$ (593)

Supplier Concentration - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Vendor	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	72.00%	71.00%	72.00%
Number of key suppliers	4
Carrier Corporation | Supplier Concentration Risk
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	57.00%	54.00%	52.00%

Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant, and Equipment Disclosure [Line Items]
Land	$ 1,131	$ 1,388
Buildings and improvements	48,457	42,408
Machinery, vehicles and equipment	57,130	52,636
Furniture and fixtures	18,251	15,049
Property and equipment, gross	124,969	111,481
Less: accumulated depreciation and amortization	(82,127)	(72,026)
Property and equipment, net	$ 42,842	$ 39,455

Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation and amortization expense	$ 10,986	$ 9,364	$ 8,832

Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 27, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Line of credit facility repayments	$ 72,000
Multicurrency borrowing sublimit	75,000
Commitment fee percentage on unused portion of the commitment		0.15%
Fees paid related to entering revolving credit agreement		2,116	38
Outstanding amount under revolving credit agreement		316,182
Minimum
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the commitment		0.13%
Maximum
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the commitment		0.40%
Scenario 1
Debt Instrument [Line Items]
Basis spread		1.13%
Scenario 1 | Minimum
Debt Instrument [Line Items]
Basis spread		1.00%
Scenario 1 | Maximum
Debt Instrument [Line Items]
Basis spread		2.75%
Scenario 2
Debt Instrument [Line Items]
Basis spread		0.13%
Scenario 2 | Minimum
Debt Instrument [Line Items]
Basis spread		0.00%
Scenario 2 | Maximum
Debt Instrument [Line Items]
Basis spread		1.75%
Swingline Subfacility
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	65,000
Letter of Credit
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	50,000
New Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	500,000
Credit facility, term	5
Fees paid related to entering revolving credit agreement		2,116
Revolving credit agreement maturity date	2017-04
New Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Outstanding amount under revolving credit agreement		316,182
Previous Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity		300,000
Credit facility, term		5
Previous Carrier Enterprise I Secured Revolving Credit Agreement
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity		125,000
Credit facility, term		3
Carrier Enterprise III
Debt Instrument [Line Items]
Payment for the acquisition of Carrier Enterprise III	$ 82,000

Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
U.S. Federal	$ 50,919	$ 50,197	$ 44,845
State	6,245	6,338	5,515
Foreign	5,478	315
Income tax expense	62,642	56,850	50,360
Current	55,918	48,540	37,635
Deferred	6,724	8,310	12,725
Income tax expense	$ 62,642	$ 56,850	$ 50,360

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated	100.00%
Valuation allowance	$ 391	$ 423
State and other net operating loss carry forwards	8,288
Gross unrecognized tax benefits	2,474	2,424	1,889
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	1,609	1,773
Estimated accrued interest and penalties resulting from unrecognized tax benefits	$ 583	$ 495
Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2013
Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2026

Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit and other	2.50%	3.10%	3.00%
Tax effects on foreign income	(0.80%)	(0.10%)
Effective income tax rate attributable to Watsco, Inc.	36.70%	38.00%	38.00%
Taxes attributable to noncontrolling interest	(8.30%)	(8.80%)	(6.90%)
Effective income tax rate	28.40%	29.20%	31.10%

Significant Components of Current and Long-Term Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
Capitalized inventory costs and inventory reserves	$ 2,386		$ 2,966
Allowance for doubtful accounts	1,084		1,634
Other current deferred tax assets	1,215		979
Self-insurance reserves	1,039		769
Total current deferred tax assets	5,724	[1]	6,348	[1]
Share-based compensation	13,911		11,688
Other long-term deferred tax assets	797		1,021
Net operating loss carryforwards	609		648
Total long-term deferred tax assets	15,317		13,357
Valuation allowance	(391)		(423)
Total long-term deferred tax assets	14,926	[2]	12,934	[2]
Deductible goodwill	(66,636)		(46,057)
Depreciation	(3,100)		(2,500)
Other long-term deferred tax liabilities	(1,358)		(1,141)
Total long-term deferred tax liabilities	(71,094)	[2]	(49,698)	[2]
Net deferred tax liabilities	$ (50,444)		$ (30,416)

[1]	Current deferred tax assets have been included in the consolidated balance sheets in other current assets.
[2]	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Change in Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Unrecognized Tax Benefits [Line Items]
Gross balance at beginning	$ 2,424	$ 1,889
Additions based on tax positions related to the current year	416	542
Reductions due to lapse of applicable statute of limitations	(366)	(7)
Gross balance at ending	$ 2,474	$ 2,424

Share-Based Compensation and Benefit Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Age CompensationPlan	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plan	1
Percent of market price share-based compensation awards granted	100.00%
Shares awarded under plan	80,500
Stock options outstanding	324,150	385,150
Weighted-average grant date fair value	$ 12.9	$ 12.31	$ 11.45
Total intrinsic value of stock options exercised	$ 5,641	$ 4,724	$ 6,559
Fair value of stock options vested	315	475	597
Weighted-average grant date fair value of non-vested (restricted) stock	$ 69.66	$ 63.87	$ 49.43
Fair value of non-vested stock that vested	0	672	3,609
Stock delivered as payment to satisfy tax withholdings, shares		2,527	19,678
Stock delivered as payment to satisfy tax withholdings, market value		180	1,155
Share-based compensation	7,939	6,663	5,175
Cash received from Common stock issued	3,790	4,530	5,285
Tax benefit realized for the tax deductions from share-based compensation plans	1,245	916	3,083
Age of Chief Executive Officer when non-vested (restricted) stock vests	82
Number of days under which shares to be purchased by employee on such available	90 days
Discount allowed to employees to purchase share	5.00%
Average price of the shares purchased by employees	$ 68.76	$ 59.44	$ 51.69
Additional shares issued that resulted from cash dividends investment in common stock	15,411	5,097	5,812
Common stock issued to profit sharing retirement plan, shares	26,991	27,240	9,975
Common stock contribution to 401(k) plan	1,772	1,718	489
Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	56,132
Weighted-average period for recognition of share-based compensation expense, in years	11 years 3 months 18 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	1,317
Weighted-average period for recognition of share-based compensation expense, in years	1 year 7 months 6 days
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock delivered as payment to satisfy tax withholdings, shares	29,987	7,616
Stock delivered as payment to satisfy tax withholdings, market value	2,229	437
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock delivered as payment to satisfy tax withholdings, shares			56,043
Stock delivered as payment to satisfy tax withholdings, market value			3,212
Class B Common Stock | Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Obligation to issue non-vested restricted shares	80,543
Chief Executive Officer | Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	37,000
Weighted-average period for recognition of share-based compensation expense, in years	10 years
2001 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate awards, shares	4,000,000
Shares reserved for future grant	396,489
Stock options outstanding	324,150
2001 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options under 2001 Plan vest	2 years
Number of days under which shares to be purchased by employee on such available	5 years
2001 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options under 2001 Plan vest	5 years
Number of days under which shares to be purchased by employee on such available	10 years
2001 Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	1,955,912
2001 Plan | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	1,647,599
Espp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate awards, shares	1,500,000
Shares reserved for future grant	532,895
Shares purchased under ESPP	6,753	8,520	8,515
Net proceeds from shares issued under ESPP	$ 1,522	$ 829	$ 757

Summary Of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance	385,150
Options, Granted	80,500
Options, Exercised	(135,500)
Options, Forfeited	(5,000)
Options, Expired	(1,000)
Options, Outstanding ending balance	324,150
Options, Exercisable	57,567
Weighted-Average Exercise Price, Outstanding beginning balance	$ 47.82
Weighted-Average Exercise Price, Granted	$ 71.52
Weighted-Average Exercise Price, Exercised	$ 41.63
Weighted-Average Exercise Price, Forfeited	$ 55.04
Weighted-Average Exercise Price, Expired	$ 37.28
Weighted-Average Exercise Price, Outstanding ending balance	$ 56.21
Weighted-Average Exercise Price, Exercisable	$ 28.62
Weighted-Average Remaining Contractual Term (in years), Outstanding	2 years 11 months 9 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	1 year 4 months 6 days
Aggregate Intrinsic Value, Outstanding	$ 6,060
Aggregate Intrinsic Value, Exercisable	$ 2,664

Summary of Non-Vested (Restricted) Stock Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value, Granted	$ 69.66	$ 63.87	$ 49.43
Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	2,261,948
Shares, Granted	111,301
Shares, Vested
Shares, Forfeited
Shares, Non-vested ending balance	2,373,249
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 37.23
Weighted-Average Grant Date Fair Value, Granted	$ 69.66
Weighted-Average Grant Date Fair Value, Vested
Weighted-Average Grant Date Fair Value, Forfeited
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 38.75

Weighted-Average Assumptions Relating to Valuation of Our Stock Options (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	4 years 3 months	4 years 3 months	4 years 3 months
Risk-free interest rate	0.57%	1.12%	1.14%
Expected volatility	31.40%	32.59%	33.35%
Expected dividend yield	3.49%	3.48%	3.65%

Acquisitions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended				12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Tennessee Location	Apr. 30, 2012 Tennessee	Apr. 29, 2011 Noncontrolling Interest	Dec. 31, 2012 Noncontrolling Interest	Dec. 31, 2012 Carrier Enterprise I	Jul. 02, 2012 Carrier Enterprise I	Jul. 01, 2009 Carrier Enterprise I	Apr. 29, 2011 Carrier Enterprise II Y Location	Dec. 31, 2012 Carrier Enterprise II	Dec. 31, 2011 Carrier Enterprise II	Apr. 29, 2011 Carrier Enterprise II Difference Between Fair Value And Carrying Value	Dec. 31, 2011 Carrier Enterprise II Customer Relationships	Apr. 29, 2011 Carrier Enterprise II Customer Relationships	Apr. 27, 2012 Carrier Enterprise III Location	Apr. 27, 2012 Carrier Enterprise III Customer Relationships	Apr. 27, 2012 UTC Canada	Dec. 31, 2010 Carrier Enterprise Mexico Location	Jul. 29, 2011 Carrier Enterprise Mexico
Business Acquisition [Line Items]
Controlling interest						60.00%		60.00%	60.00%	60.00%					60.00%				60.00%
Non-controlling interest, ownership percentage				40.00%				40.00%				40.00%			40.00%
Option to acquire interests, percentage						10.00%		10.00%
Percentage of additional ownership acquired							10.00%
Cash consideration			$ 2,406				$ 51,881		$ 35,700						$ 82,158				$ 9,000
Option to purchase additional interest, date						2014-07-01
Number of locations contributed to joint venture by noncontrolling interest									28						35
Number of locations contributed to joint venture by controlling interest									14
Purchase price									49,229						173,739
Consideration for contribution of locations in joint venture									14,769			7,061
Approximate net working capital adjustment included in final purchase price									1,240								1,669
Goodwill and intangibles, purchase price allocation									32,957						216,463
Fair value of acquired intangible assets									20,600						151,172
Identified intangible assets, trade names and distribution rights									13,400						95,515
Identified intangible assets, customer relationships														7,200		55,657
Finite-lived intangible assets, average useful life, in years													12 years		15 years
Period available for tax deductions related to acquired goodwill (in years)									15
Consideration for contribution of locations in joint venture	104,244			7,708	104,244
Number of locations acquired		2																7
Revenues																		75,000
Shares issued to UTC Canada Corporation, an affiliate of Carrier Corporation																	1,250,000
Fair value of shares issued to UTC Canada Corporation																	93,250
Percent of tax basis of acquired goodwill amortized at a rate of 7%															75.00%
Goodwill amortization rate															7.00%
Transaction costs included in selling, general and administrative expenses										$ 1,200	$ 1,200

Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 29, 2011 Carrier Enterprise II	Apr. 27, 2012 Carrier Enterprise III
Business Acquisition [Line Items]
Cash	$ 5	$ 10
Accounts receivable	24,300	46,718
Inventories	39,003	55,024
Other current assets	773	481
Property and equipment	4,402	2,517
Goodwill	12,357	65,291
Intangibles	20,600	151,172
Other assets	202	978
Accounts payable and accrued expenses	(22,894)	(44,208)
Noncontrolling interest	(29,519)	(104,244)
Total purchase price	$ 49,229	$ 173,739

Unaudited Pro Forma Financial Information from Joint Venture (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information [Line Items]
Revenues	$ 3,526,621	$ 3,404,381
Net income	156,728	159,147
Less: net income attributable to noncontrolling interest	54,153	60,380
Net income attributable to Watsco, Inc.	$ 102,575	$ 98,767
Diluted earnings per share for Common and Class B common stock	$ 2.64	$ 2.89

Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Line Items]
Goodwill, Beginning Balance	$ 319,440	$ 303,703
Acquired goodwill	77,829	15,737
Foreign currency translation	(7)
Goodwill, Ending Balance	$ 397,262	$ 319,440

Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Indefinite lived intangible assets:
Trade names, trademarks and distribution rights	$ 144,683	$ 50,503
Finite lived intangible assets:
Less: accumulated amortization	(11,111)	(6,186)
Finite lived intangible assets, net	74,818	24,863
Intangible assets, net	219,501	75,366
Customer Relationships
Finite lived intangible assets:
Finite lived intangible assets	84,410	29,530
Customer Relationships | Minimum
Finite lived intangible assets:
Finite lived intangible assets, Estimated Useful lives, years	10 years
Customer Relationships | Maximum
Finite lived intangible assets:
Finite lived intangible assets, Estimated Useful lives, years	15 years
Trade Names
Finite lived intangible assets:
Finite lived intangible assets	1,150	1,150
Finite lived intangible assets, Estimated Useful lives, years	10 years
Noncompete Agreements
Finite lived intangible assets:
Finite lived intangible assets	$ 369	$ 369
Finite lived intangible assets, Estimated Useful lives, years	7 years

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Amortization expense related to finite lived intangible assets	$ 4,925	$ 2,361	$ 1,939

Future Amortization Expense Related to Finite Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected Amortization Expense [Line Items]
2013	$ 6,155
2014	6,131
2015	6,120
2016	6,120
2017	6,120
Total	$ 30,646

Shareholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 1999	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2012 Class B Common Stock	Dec. 31, 2011 Class B Common Stock
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled				One		Ten
Percentage of Board entitled to elect				25.00%
Number of shares authorized to be repurchased			7,500,000
Treasury stock, shares				6,322,650	6,322,650	48,263	48,263
Cost of repurchased shares	$ 114,425	$ 114,425
Remaining number of shares authorized to be repurchased	1,129,087

Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Foreign Currency Forward Contract	Dec. 31, 2012 Interest Rate Swap
Financial Instruments [Line Items]
Changes in fair value foreign currency forward contracts			$ 197
Notional value of foreign currency exchange contract			33,700
Contract expiring month			2013-03
Interest rate swap agreement with notional amount				10,000
Interest rate swap agreement maturity period				2011-10
Fixed interest rate				5.07%
Reclassification reflected from net change in other comprehensive loss	244
Derivative financial instruments income tax benefit	155
Standby letters of credit	3,006	3,098
Performance bonds contingent liability	$ 5,400	$ 300

Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Available-for-sale securities	$ 226	$ 163
Liabilities:
Derivative financial instruments	197
Fair Value Measurements, Level 1
Assets:
Available-for-sale securities	226	163
Fair Value Measurements, Level 2
Liabilities:
Derivative financial instruments	$ 197

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 4,844	$ 4,631
Loss exposed due to involvement with Variable Interest Entities	7,700
Operating leases maximum maturity date	2023
Rental expense	$ 76,547	$ 70,933	$ 61,835

Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Letters of Credit [Line Items]
2013	$ 64,162
2014	53,904
2015	44,214
2016	33,218
2017	19,669
Thereafter	13,516
Total minimum payments	$ 228,683

Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Percentage of total purchases from Carrier and its affiliates	57.00%	54.00%	52.00%
Amount payable to Carrier Corporation and its affiliates, net of receivables	$ 62,000	$ 41,000
Revenues from sales to Carrier Corporation and its affiliates	32,961	23,710	22,142
Fees related to Transactional Services Agreements with Carrier Corporation	1,798	1,139	2,177
Amount payable to Carrier related to TSA	25	941
Payment made to Greenberg Traurig, P.A for services performed	120	59	63
Carrier and UTC Canada
Related Party Transaction [Line Items]
Unpaid distributions declared to the noncontrolling interest	$ 29,637	$ 6,630

Revenues and Long-Lived Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Geographic Area Information [Line Items]
Revenues	$ 765,540	[1]	$ 1,020,859	[1]	$ 1,011,801	[1]	$ 633,512	[1]	$ 645,833	[1]	$ 914,039	[1]	$ 883,548	[1]	$ 534,339	[1]	$ 3,431,712	[1]	$ 2,977,759	[1]	$ 2,844,595
Long-Lived Assets	659,605								434,261								659,605		434,261
UNITED STATES
Geographic Area Information [Line Items]
Revenues																	3,087,256		2,938,907		2,844,595
Long-Lived Assets	429,153								430,022								429,153		430,022
CANADA
Geographic Area Information [Line Items]
Revenues																	240,254
Long-Lived Assets	225,076																225,076
MEXICO
Geographic Area Information [Line Items]
Revenues																	104,202		38,852
Long-Lived Assets	$ 5,376								$ 4,239								$ 5,376		$ 4,239

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.

Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 2,802	$ 1,854	$ 1,348
Income taxes net of refunds	46,819	45,137	37,361
Carrier Enterprise III
Cash Flow Supplemental Disclosures [Line Items]
Common stock issued for Carrier Enterprise III	93,250
Carrier Enterprise II
Cash Flow Supplemental Disclosures [Line Items]
Net assets of locations contributed to Carrier Enterprise II		$ 14,769

Selected Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data [Line Items]
Revenues	$ 765,540	[1]	$ 1,020,859	[1]	$ 1,011,801	[1]	$ 633,512	[1]	$ 645,833	[1]	$ 914,039	[1]	$ 883,548	[1]	$ 534,339	[1]	$ 3,431,712	[1]	$ 2,977,759	[1]	$ 2,844,595
Gross profit	182,793		242,505		238,475		150,622		160,710		219,407		213,191		134,986		814,395		728,294		673,241
Net income attributable to Watsco, Inc.	$ 14,760		$ 41,005		$ 39,103		$ 8,466		$ 13,380		$ 33,547		$ 36,023		$ 7,500		$ 103,334		$ 90,450		$ 80,760
Earnings per share for Common and Class B common stock:
Basic	$ 0.04	[2],[3]	$ 1.19	[2],[3]	$ 1.15	[2],[3]	$ 0.23	[2],[3]	$ 0.39	[2]	$ 1.02	[2]	$ 1.09	[2]	$ 0.21	[2]	$ 2.7	[2],[3]	$ 2.75	[2]	$ 2.49
Diluted	$ 0.04	[2],[3]	$ 1.19	[2],[3]	$ 1.15	[2],[3]	$ 0.23	[2],[3]	$ 0.39	[2]	$ 1.02	[2]	$ 1.09	[2]	$ 0.21	[2]	$ 2.7	[2],[3]	$ 2.74	[2]	$ 2.49

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.
[3]	On October 31, 2012, we paid a special dividend of $5.00 per share of Common and Class B common stock that resulted in a $0.37 per share and $0.33 per share reduction in diluted earnings per share for the quarter and year ended December 31, 2012, respectively.

Selected Quarterly Financial Data (Parenthetical) (Detail) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Oct. 31, 2012 Common Stock	Oct. 31, 2012 Class B Common Stock
Quarterly Financial Data [Line Items]
Special dividend paid per share			$ 5	$ 5
Reduction in diluted earning per share	$ 0.37	$ 0.33